PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE III
dated November 6, 2019
The Statement of Additional Information provides information about the Principal® Executive Variable Universal Life III Insurance Policy (the "Policy") sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated November 6, 2019. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal® Executive Variable Universal Life III
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income IV Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Company pays commissions to PSI of no more than 13% of premiums received by the Company in the first policy year (or first policy year following an adjustment) up to the target premium. In the second through the fifth policy years following the policy date (or adjustment date), commissions range from 0% to 5.25% of premiums received; in policy years six through ten following the policy date (or adjustment date), commissions range from 0% to 1.5% of premiums received. PSI also receives 12b-1 fees in connection with purchases and sales of certain mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. This is a new Policy and therefore does not have commissions information to disclose for the last three fiscal years.
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender.

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to November 6, 2019. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2018, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 2.10% and 2.10%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges (if any), transfer fees (if any), transaction fees (if any) cost of insurance charge, asset based charge, monthly policy issue charge (if any), monthly administrative charge (if any), policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, risk classification, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Following are the hypothetical average annual total returns for the periods ended December 31, 2018, assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Global Thematic Growth	01/11/1996	-9.80%	5.78%	10.01%
AllianceBernstein International Growth	09/23/1994	-17.41%	0.14%	5.80%
AllianceBernstein International Value	05/10/2001	-22.79%	-1.50%	4.11%
AllianceBernstein Small Cap Growth	08/05/1996	-0.89%	6.53%	16.64%
AllianceBernstein Small/Mid Cap Value	05/02/2001	-15.03%	4.42%	12.95%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Century VP Capital Appreciation	11/20/1987	-5.36%	5.46%	12.71%
American Century VP Income & Growth	10/30/1997	-7.19%	5.95%	11.06%
American Century VP International	05/02/1994	-15.29%	-0.13%	6.97%
American Century VP Mid Cap Value	10/29/2004	-12.96%	6.37%	12.15%
American Century VP Value	05/01/1996	-9.28%	5.12%	10.19%
American Funds Blue Chip Income and Growth	07/05/2001	-8.66%	7.28%	11.86%
American Funds Global Balanced Fund	05/02/2011	-6.01%	3.40%		4.49%
American Funds Global Bond	10/04/2006	-1.33%	1.04%	2.78%
American Growth	02/08/1984	-0.25%	10.19%	14.72%
American International	05/01/1990	-13.13%	2.01%	7.66%
American New World	06/17/1999	-14.04%	0.89%	7.61%
Bond Market Index	05/15/2012	-0.19%	2.23%		1.60%
Calvert VP EAFE International Index	11/12/2002	-13.80%	-0.29%	5.16%
Calvert VP Investment Grade Bond Index	03/31/2003	-0.37%	2.31%	3.16%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	-11.46%	3.68%	11.08%
ClearBridge Mid Cap	11/01/1999	-12.52%	3.60%	11.96%
ClearBridge Small Cap Growth	11/08/1999	3.44%	6.24%	15.72%
Core Plus Bond	12/18/1987	-1.41%	2.41%	5.67%
Delaware VIP High Yield Series	05/01/2000	-4.76%	1.01%	8.92%
Delaware VIP Small Cap Value	05/01/2000	-16.94%	3.75%	11.95%
Deutsche Alternative Asset Allocation	01/30/2009	-9.35%	-0.35%		4.06%
Deutsche Small Mid Cap Value	05/01/1996	-16.32%	1.98%	9.61%
Diversified International	05/02/1994	-17.54%	0.60%	6.53%
Dreyfus IP Core Value	05/01/1998	-11.51%	5.04%	10.02%
Dreyfus IP MidCap Stock	12/29/2000	-15.68%	4.01%	12.91%
Dreyfus IP Technology Growth	08/31/1999	-1.27%	10.62%	16.84%
Dreyfus Sustainable U.S. Equity	10/07/1993	-4.64%	5.70%	11.75%
Dreyfus VIF Appreciation	04/05/1993	-7.10%	5.90%	10.49%
Equity Income	04/28/1998	-5.01%	7.60%	11.80%
Fidelity VIP Contrafund	01/03/1995	-6.64%	6.52%	12.37%
Fidelity VIP Equity-Income	11/03/1986	-8.54%	4.73%	10.97%
Fidelity VIP Gov't Money Market	07/07/2000	1.55%	0.45%	0.30%
Fidelity VIP High Income	10/01/1985	-3.63%	2.67%	8.80%
Fidelity VIP Mid Cap	12/28/1998	-14.77%	3.70%	11.58%
Fidelity VIP Strategic Income	12/23/2003	-2.87%	2.72%	6.45%
Franklin Income VIP	01/24/1989	-4.30%	3.08%	8.86%
Franklin Mutual Global Discovery VIP	11/08/1996	-11.22%	1.95%	7.88%
Franklin Mutual Shares VIP	11/08/1996	-9.07%	3.09%	9.00%
Franklin Rising Dividends VIP	01/27/1992	-5.07%	6.83%	11.73%
Franklin Small Cap Value VIP	05/01/1998	-12.88%	3.17%	11.63%
Franklin Strategic Income VIP	07/01/1999	-2.13%	1.58%	6.07%
Franklin US Government Securities VIP	01/06/1999	0.34%	1.23%	1.96%
Government & High Quality Bond	05/06/1993	0.91%	2.08%	3.16%
Guggenheim Rydex VI Basic Materials Fund	05/02/2001	-17.45%	1.27%	6.99%
Guggenheim Rydex VI Utilities Fund	05/02/2001	3.78%	8.82%	9.51%
International Emerging Markets	10/24/2000	-21.02%	0.19%	6.81%
Invesco VI American Franchise	09/18/2000	-3.89%	7.13%	15.29%
Invesco VI American Value	01/02/1997	-12.65%	2.04%	11.59%
Invesco VI Core Equity	05/02/1994	-9.61%	2.62%	8.80%
Invesco VI Global Health Care	05/22/1997	0.91%	5.02%	11.74%
Invesco VI Global Real Estate	03/31/1998	-6.15%	4.10%	8.80%
Invesco VI International Growth	05/05/1993	-14.98%	0.40%	7.21%
Invesco VI Mid Cap Core Equity	09/10/2001	-11.60%	2.72%	8.42%
Invesco VI Mid Cap Growth	09/25/2000	-5.58%	4.96%	12.87%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Invesco VI Small Cap Equity	08/29/2003	-15.08%	0.98%	9.79%
Janus Henderson Balanced	12/31/1999	0.43%	6.11%	9.66%
Janus Henderson Enterprise	09/13/1993	-0.66%	10.51%	16.33%
Janus Henderson Flexible Bond	12/31/1999	-1.29%	1.76%	4.29%
Janus Henderson Forty	05/01/1997	1.72%	10.35%	14.40%
Janus Henderson Global Research	12/31/1999	-7.08%	4.60%	10.13%
LargeCap Growth	05/02/1994	-7.30%	6.71%	12.04%
LargeCap Growth I	06/01/1994	3.60%	10.43%	16.83%
LargeCap S&P 500 Index	05/03/1999	-4.58%	8.19%	12.79%
Lord Abbett Developing Growth Portfolio	04/30/2010	4.88%	4.79%		12.14%
Lord Abbett International Opportunities Portfolio	09/15/1999	-23.67%	1.27%	9.82%
MFS Blended Research SmallCap Equity Portfolio	04/28/2006	-5.35%	6.02%	13.60%
MFS Global Equity	05/03/1999	-9.92%	3.99%	10.42%
MFS Growth	07/24/1995	2.41%	9.85%	14.91%
MFS Inflation-Adjusted Bond	10/01/2008	-4.70%	0.64%	2.92%
MFS New Discovery	05/01/1998	-1.72%	4.11%	15.26%
MFS New Discovery Value Portfolio	10/01/2008	-11.00%	5.39%	11.37%
MFS Research International	08/24/2001	-14.32%	-0.28%	5.72%
MFS Total Return	01/03/1995	-5.87%	4.31%	7.87%
MFS Utilities	01/03/1995	0.81%	4.24%	10.41%
MFS Value	01/02/2002	-10.36%	5.49%	10.78%
MFS VIT International Value	08/23/2001	-9.72%	5.03%	9.72%
MFS VIT Mid Cap Value	03/07/2008	-11.61%	4.47%	11.89%
MidCap	12/18/1987	-6.55%	8.25%	15.64%
Multi-Asset Income	07/28/2015	-5.63%			3.06%
Neuberger Berman AMT Guardian	11/03/1997	-7.61%	5.47%	11.83%
Neuberger Berman AMT Large Cap Value	03/22/1994	-1.04%	6.72%	12.98%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-6.56%	5.61%	12.69%
Oppenheimer Main Street Small Cap	07/16/2001	-10.54%	4.69%	13.09%
PIMCO VIT All Asset	04/30/2003	-5.41%	2.09%	6.01%
PIMCO VIT Commodity Real Return Strategy	06/30/2004	-14.13%	-9.37%	-1.10%
PIMCO VIT Emerging Markets Bond	09/30/2002	-4.75%	3.32%	7.20%
PIMCO VIT High Yield Portfolio	04/30/1998	-2.67%	3.48%	9.01%
PIMCO VIT Long-Term U.S. Government	04/30/1999	-2.38%	5.52%	4.96%
PIMCO VIT Low Duration Portfolio	02/16/1999	0.34%	0.83%	2.88%
PIMCO VIT Real Return	09/30/1999	-2.21%	1.35%	4.19%
PIMCO VIT Short-Term Portfolio	09/30/1999	1.53%	1.62%	2.16%
PIMCO VIT Total Return	12/31/1997	-0.54%	2.33%	4.39%
Principal Capital Appreciation	04/28/1998	-3.41%	7.90%	12.72%
Principal LifeTime 2010	08/30/2004	-3.87%	3.15%	7.66%
Principal LifeTime 2020	08/30/2004	-5.40%	3.77%	8.80%
Principal LifeTime 2030	08/30/2004	-7.06%	4.07%	9.28%
Principal LifeTime 2040	08/30/2004	-7.85%	4.31%	9.87%
Principal LifeTime 2050	08/30/2004	-8.64%	4.44%	10.09%
Principal LifeTime 2060	05/01/2013	-9.25%	4.26%		6.46%
Principal LifeTime Strategic Income	08/30/2004	-3.00%	2.74%	6.10%
Putnam VT Growth Opportunities	01/31/2000	2.38%	10.44%	15.34%
Real Estate Securities	05/01/1998	-4.21%	8.91%	12.68%
SAM Balanced	06/03/1997	-5.04%	4.37%	8.85%
SAM Conservative Balanced	04/23/1998	-3.49%	3.81%	7.56%
SAM Conservative Growth	06/03/1997	-6.62%	4.92%	9.93%
SAM Flexible Income	09/09/1997	-1.97%	3.55%	6.88%
SAM Strategic Growth	06/03/1997	-8.60%	4.86%	10.51%
Short-Term Income	01/12/1994	1.02%	1.59%	2.93%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
SmallCap	05/01/1998	-10.89%	4.35%	12.11%
T. Rowe Price Health Sciences	12/29/2000	0.86%	11.09%	18.75%
Templeton Developing Markets VIP	03/04/1996	-15.79%	0.45%	7.00%
Templeton Foreign VIP	05/01/1992	-15.44%	-2.55%	5.47%
Templeton Global Bond VIP	01/24/1989	1.94%	0.83%	5.09%
TOPS Managed Balanced ETF	06/09/2011	-6.03%	1.67%		3.07%
TOPS Managed Growth ETF	04/26/2011	-8.72%	0.86%		2.77%
TOPS Managed Moderate Growth ETF	06/09/2011	-7.22%	1.57%		3.51%
VanEck VIP Global Hard Assets	09/01/1989	-28.28%	-11.41%	0.59%
Vanguard VIF MidCap Index	02/09/1999	-9.33%	6.08%	13.72%
Wanger International	05/03/1995	-17.70%	0.63%	9.39%

FINANCIAL STATEMENTS

APPENDIX A - Principal National Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal National Life Insurance Company and Contract Owners of Principal National Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal National Life Insurance Company Variable life Separate Account (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and the changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 2010.
Des Moines, Iowa
April 26, 2019

Appendix:
Subaccounts comprising Principal National Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein International Value Class A Division
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
American Century VP Capital Appreciation Class II Division
American Century VP Income & Growth Class II Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Growth Fund Class 2 Division
American Funds Insurance Series International Fund Class 2 Division
American Funds Insurance Series New World Fund Class 2 Division
Calvert Investment Grade Bond Index Class I Division
Calvert Russell 2000 Small Cap Index Class F
Calvert S&P 500 Index Portfolio Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Mid Cap Class I Division
Core Plus Bond Class 1 Division
Delaware Small Cap Value Service Class Division
Delaware Smid Cap Core Service Class Division
Diversified International Class 1 Division
Dreyfus IP MidCap Stock Service Shares Division
DWS Small Mid Cap Value Class B Division (1)
Equity Income Class 1 Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Service Class Division
Fidelity VIP High Income Service Class 2 Division
Fidelity VIP Mid Cap Service Class 2 Division
Franklin Mutual Global Discovery VIP Class 2 Division
Franklin Rising Dividends VIP Class 2 Division
Franklin Small Cap Value VIP Class 2 Division
Government & High Quality Bond Class 1 Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series II Division
Invesco American Value Series I Division
Invesco Core Equity Series II Division
Invesco Health Care Series I Division (2)
Invesco Mid Cap Core Equity Series II Division
Janus Henderson Forty Service Shares Division
LargeCap Growth Class 1 Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
Lord Abbett Series Fund Developing Growth Class VC Division
Lord Abbett Series Fund International Opportunities Class VC Division
MFS Blended Research Small Cap Equity Service Class Division
MFS Mid Cap Value Portfolio Service Class Division
MFS New Discovery Value Service Class Division
MFS New Discovery Value Service Class Division
MFS Utilities Service Class Division
MidCap Class 1 Division
Multi-Asset Income Class 1 Division
Neuberger Berman AMT Large Cap Value Class I Division
Oppenheimer Main Street Small Cap Service Shares Division
Principal Capital Appreciation Class 1 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2060 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Putnam VT Growth Opportunities Class IB Division
Real Estate Securities Class 1 Division
	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

SAM Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 1 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
Templeton Global Bond VIP Class 2 Division
TOPS Managed Risk Balanced ETF Class 2 Division
TOPS Managed Risk Growth ETF Class 2 Division
TOPS Managed Risk Moderate Growth ETF Class 2 Division
VanEck Global Hard Assets Class S Division
Wagner International Division

American Funds Insurance Series Global Balanced Fund Class 2 Division Janus Henderson Enterprise Service Shares Division	For the period from June 11, 2018 (commencement of operations) through December 31, 2018

(1)	Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018

(2)	Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division		American Century VP Capital Appreciation Class II Division

Assets
Investments in shares of mutual funds, at fair value	$824,662	$148,170		$1,233,995	$269,070
Total assets	824,662	148,170	$$	1,233,995	269,070
Total liabilities	—	—	$$	—	—
Net assets	$824,662	$148,170		$1,233,995	$269,070
			$$
Net assets			$$
Applicable to accumulation units	$824,662	$148,170		$1,233,995	$269,070
Total net assets	$824,662	$148,170		$1,233,995	$269,070
			$$
Investments in shares of mutual funds, at cost	$978,091	$143,595		$1,448,160	$281,567
			$$
Shares of mutual funds owned	66,612	8,937	$$	72,888	19,137
			$$
Accumulation units outstanding	117,475	5,800	$$	56,842	20,454

Statements of Operations
Year ended December 31, 2018
	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division		American Century VP Capital Appreciation Class II Division

Net investment income (loss)
Investment income:
Dividends	$14,620	$—		$6,387	$—

Expenses:
Mortality and expense risks	—	—		—	—
Net investment income (loss)	14,620	—		6,387	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,443	(2,492)		(122)	886
Capital gains distributions	—	7,758		106,557	1,230
Total realized gains (losses) on investments	2,443	5,266		106,435	2,116

Change in net unrealized appreciation (depreciation)
of investments	(251,282)	(9,550)		(331,695)	(21,119)

Net gains (losses) on investments	(234,219)	(4,284)		(218,873)	(19,003)

Net increase (decrease) in net assets resulting from operations	$(234,219)	$(4,284)		$(218,873)	$(19,003)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division

Assets
Investments in shares of mutual funds, at fair value	$752,031	$547,384	$1,650,645	$948,884
Total assets	752,031	547,384	1,650,645	948,884
Total liabilities	—	—	—	—
Net assets	$752,031	$547,384	$1,650,645	$948,884

Net assets
Applicable to accumulation units	$752,031	$547,384	$1,650,645	$948,884
Total net assets	$752,031	$547,384	$1,650,645	$948,884

Investments in shares of mutual funds, at cost	$806,894	$576,059	$1,837,263	$952,268

Shares of mutual funds owned	83,373	56,782	90,101	94,699

Accumulation units outstanding	28,006	45,846	57,798	33,500

Statements of Operations
Year ended December 31, 2018
	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division

Net investment income (loss)
Investment income:
Dividends	$13,118	$14,272	$21,934	$15,564

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	13,118	14,272	21,934	15,564

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,573	(1,384)	8,205	34,032
Capital gains distributions	55,611	—	99,156	64
Total realized gains (losses) on investments	57,184	(1,384)	107,361	34,096

Change in net unrealized appreciation (depreciation)
of investments	(132,768)	(26,675)	(370,253)	(147,547)

Net gains (losses) on investments	(62,466)	(13,787)	(240,958)	(97,887)

Net increase (decrease) in net assets resulting from operations	$(62,466)	$(13,787)	$(240,958)	$(97,887)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Fund Class 2 Division (1)	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,229,539	$6,326	$2,377,751	$1,068,234
Total assets	1,229,539	6,326	2,377,751	1,068,234
Total liabilities	—	—	—	—
Net assets	$1,229,539	$6,326	$2,377,751	$1,068,234

Net assets
Applicable to accumulation units	$1,229,539	$6,326	$2,377,751	$1,068,234
Total net assets	$1,229,539	$6,326	$2,377,751	$1,068,234

Investments in shares of mutual funds, at cost	$1,386,498	$6,847	$2,506,868	$1,167,072

Shares of mutual funds owned	100,453	543	34,222	60,695

Accumulation units outstanding	103,651	681	145,040	98,083

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Fund Class 2 Division (1)	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$24,960	$83	$10,809	$19,581

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	24,960	83	10,809	19,581

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,122	(3)	23,340	13,738
Capital gains distributions	91,639	74	229,720	50,951
Total realized gains (losses) on investments	94,761	71	253,060	64,689

Change in net unrealized appreciation (depreciation)
of investments	(236,446)	(521)	(306,660)	(236,504)

Net gains (losses) on investments	(116,725)	(367)	(42,791)	(152,234)

Net increase (decrease) in net assets resulting from operations	$(116,725)	$(367)	$(42,791)	$(152,234)

(1) Commencement of operations, June 11, 2018.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series New World Fund Class 2 Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F	Calvert S&P 500 Index Portfolio Division

Assets
Investments in shares of mutual funds, at fair value	$852,610	$751,407	$1,061,307	$242,221
Total assets	852,610	751,407	1,061,307	242,221
Total liabilities	—	—	—	—
Net assets	$852,610	$751,407	$1,061,307	$242,221

Net assets
Applicable to accumulation units	$852,610	$751,407	$1,061,307	$242,221
Total net assets	$852,610	$751,407	$1,061,307	$242,221

Investments in shares of mutual funds, at cost	$921,051	$782,073	$1,217,285	$254,822

Shares of mutual funds owned	41,011	14,175	14,935	1,966

Accumulation units outstanding	81,973	68,715	49,050	16,758

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series New World Fund Class 2 Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F	Calvert S&P 500 Index Portfolio Division

Net investment income (loss)
Investment income:
Dividends	$7,893	$22,920	$12,936	$5,062

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	7,893	22,920	12,936	5,062

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,772	(927)	2,818	5,039
Capital gains distributions	23,031	—	58,950	18,179
Total realized gains (losses) on investments	28,803	(927)	61,768	23,218

Change in net unrealized appreciation (depreciation)
of investments	(171,826)	(22,454)	(228,006)	(42,129)

Net gains (losses) on investments	(135,130)	(461)	(153,302)	(13,849)

Net increase (decrease) in net assets resulting from operations	$(135,130)	$(461)	$(153,302)	$(13,849)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,744,469	$182,744	$1,458,054	$1,110,681
Total assets	1,744,469	182,744	1,458,054	1,110,681
Total liabilities	—	—	—	—
Net assets	$1,744,469	$182,744	$1,458,054	$1,110,681

Net assets
Applicable to accumulation units	$1,744,469	$182,744	$1,458,054	$1,110,681
Total net assets	$1,744,469	$182,744	$1,458,054	$1,110,681

Investments in shares of mutual funds, at cost	$1,962,497	$203,151	$1,519,378	$1,303,841

Shares of mutual funds owned	17,855	10,588	134,880	34,091

Accumulation units outstanding	81,509	17,714	56,536	49,807

Statements of Operations
Year ended December 31, 2018
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$22,058	$1,039	$48,549	$6,694

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	22,058	1,039	48,549	6,694

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,045	976	(5,032)	977
Capital gains distributions	114,296	3,637	—	80,056
Total realized gains (losses) on investments	119,341	4,613	(5,032)	81,033

Change in net unrealized appreciation (depreciation)
of investments	(379,324)	(32,161)	(57,804)	(304,611)

Net gains (losses) on investments	(237,925)	(26,509)	(14,287)	(216,884)

Net increase (decrease) in net assets resulting from operations	$(237,925)	$(26,509)	$(14,287)	$(216,884)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Delaware Smid Cap Core Service Class Division	Diversified International Class 1 Division	Dreyfus IP MidCap Stock Service Shares Division	DWS Small Mid Cap Value Class B Division (1)

Assets
Investments in shares of mutual funds, at fair value	$1,319,539	$2,052,828	$195,288	$236,014
Total assets	1,319,539	2,052,828	195,288	236,014
Total liabilities	—	—	—	—
Net assets	$1,319,539	$2,052,828	$195,288	$236,014

Net assets
Applicable to accumulation units	$1,319,539	$2,052,828	$195,288	$236,014
Total net assets	$1,319,539	$2,052,828	$195,288	$236,014

Investments in shares of mutual funds, at cost	$1,815,818	$2,267,863	$229,891	$307,764

Shares of mutual funds owned	75,316	149,623	11,687	19,346

Accumulation units outstanding	73,738	78,074	16,203	12,621

Statements of Operations
Year ended December 31, 2018
	Delaware Smid Cap Core Service Class Division	Diversified International Class 1 Division	Dreyfus IP MidCap Stock Service Shares Division	DWS Small Mid Cap Value Class B Division (1)

Net investment income (loss)
Investment income:
Dividends	$—	$49,419	$529	$2,601

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	49,419	529	2,601

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(24,188)	14,028	53	(3,308)
Capital gains distributions	441,986	—	18,339	45,961
Total realized gains (losses) on investments	417,798	14,028	18,392	42,653

Change in net unrealized appreciation (depreciation)
of investments	(600,993)	(486,302)	(53,642)	(90,761)

Net gains (losses) on investments	(183,195)	(422,855)	(34,721)	(45,507)

Net increase (decrease) in net assets resulting from operations	$(183,195)	$(422,855)	$(34,721)	$(45,507)

(1) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$4,172,283	$5,469,453	$992,320	$6,067,517
Total assets	4,172,283	5,469,453	992,320	6,067,517
Total liabilities	—	—	—	—
Net assets	$4,172,283	$5,469,453	$992,320	$6,067,517

Net assets
Applicable to accumulation units	$4,172,283	$5,469,453	$992,320	$6,067,517
Total net assets	$4,172,283	$5,469,453	$992,320	$6,067,517

Investments in shares of mutual funds, at cost	$4,374,039	$5,884,576	$1,062,651	$6,067,516

Shares of mutual funds owned	182,514	174,687	49,991	6,067,516

Accumulation units outstanding	197,059	153,079	40,930	593,470

Statements of Operations
Year ended December 31, 2018
	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division

Net investment income (loss)
Investment income:
Dividends	$42,919	$25,295	$21,924	$84,818

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	42,919	25,295	21,924	84,818

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,974	1,889	(8,800)	—
Capital gains distributions	132,739	439,872	45,426	—
Total realized gains (losses) on investments	146,713	441,761	36,626	—

Change in net unrealized appreciation (depreciation)
of investments	(444,185)	(886,065)	(147,728)	—

Net gains (losses) on investments	(254,553)	(419,009)	(89,178)	84,818

Net increase (decrease) in net assets resulting from operations	$(254,553)	$(419,009)	$(89,178)	$84,818

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,089,056	$3,025,792	$1,622,902	$2,049,422
Total assets	2,089,056	3,025,792	1,622,902	2,049,422
Total liabilities	—	—	—	—
Net assets	$2,089,056	$3,025,792	$1,622,902	$2,049,422

Net assets
Applicable to accumulation units	$2,089,056	$3,025,792	$1,622,902	$2,049,422
Total net assets	$2,089,056	$3,025,792	$1,622,902	$2,049,422

Investments in shares of mutual funds, at cost	$2,275,073	$3,432,537	$1,905,823	$2,158,265

Shares of mutual funds owned	436,129	103,552	95,746	81,846

Accumulation units outstanding	72,172	74,400	51,894	66,301

Statements of Operations
Year ended December 31, 2018
	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$119,620	$13,835	$42,454	$26,312

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	119,620	13,835	42,454	26,312

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,916)	(4,079)	(19,832)	632
Capital gains distributions	—	262,372	22,493	127,441
Total realized gains (losses) on investments	(6,916)	258,293	2,661	128,073

Change in net unrealized appreciation (depreciation)
of investments	(191,168)	(801,439)	(247,653)	(268,397)

Net gains (losses) on investments	(78,464)	(529,311)	(202,538)	(114,012)

Net increase (decrease) in net assets resulting from operations	$(78,464)	$(529,311)	$(202,538)	$(114,012)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Franklin Small Cap Value VIP Class 2 Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division

Assets
Investments in shares of mutual funds, at fair value	$578,248	$1,430,287	$2,516,278	$141,673
Total assets	578,248	1,430,287	2,516,278	141,673
Total liabilities	—	—	—	—
Net assets	$578,248	$1,430,287	$2,516,278	$141,673

Net assets
Applicable to accumulation units	$578,248	$1,430,287	$2,516,278	$141,673
Total net assets	$578,248	$1,430,287	$2,516,278	$141,673

Investments in shares of mutual funds, at cost	$710,186	$1,512,473	$2,675,054	$152,388

Shares of mutual funds owned	39,606	151,033	166,421	2,581

Accumulation units outstanding	17,637	103,679	69,668	7,373

Statements of Operations
Year ended December 31, 2018
	Franklin Small Cap Value VIP Class 2 Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division

Net investment income (loss)
Investment income:
Dividends	$4,804	$51,545	$33,377	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	4,804	51,545	33,377	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,609)	(5,335)	26,253	4,919
Capital gains distributions	81,805	—	—	10,255
Total realized gains (losses) on investments	76,196	(5,335)	26,253	15,174

Change in net unrealized appreciation (depreciation)
of investments	(165,560)	(30,301)	(682,459)	(23,512)

Net gains (losses) on investments	(84,560)	15,909	(622,829)	(8,338)

Net increase (decrease) in net assets resulting from operations	$(84,560)	$15,909	$(622,829)	$(8,338)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Invesco American Value Series I Division	Invesco Core Equity Series II Division	Invesco Health Care Series I Division (1)	Invesco Mid Cap Core Equity Series II Division

Assets
Investments in shares of mutual funds, at fair value	$52,060	$151,813	$2,299,838	$397,745
Total assets	52,060	151,813	2,299,838	397,745
Total liabilities	—	—	—	—
Net assets	$52,060	$151,813	$2,299,838	$397,745

Net assets
Applicable to accumulation units	$52,060	$151,813	$2,299,838	$397,745
Total net assets	$52,060	$151,813	$2,299,838	$397,745

Investments in shares of mutual funds, at cost	$61,428	$175,649	$2,814,488	$477,208

Shares of mutual funds owned	3,756	4,952	98,242	37,103

Accumulation units outstanding	5,390	5,045	80,661	20,193

Statements of Operations
Year ended December 31, 2018
	Invesco American Value Series I Division	Invesco Core Equity Series II Division	Invesco Health Care Series I Division (1)	Invesco Mid Cap Core Equity Series II Division

Net investment income (loss)
Investment income:
Dividends	$283	$—	$—	$499

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	283	—	—	499

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	467	4,883	(30,881)	(1,333)
Capital gains distributions	8,081	10,889	304,278	63,915
Total realized gains (losses) on investments	8,548	15,772	273,397	62,582

Change in net unrealized appreciation or (depreciation)
of investments	(16,592)	(30,507)	(268,180)	(115,821)

Net gains (losses) on investments	(7,761)	(14,735)	5,217	(52,740)

Net increase (decrease) in net assets resulting from operations	$(7,761)	$(14,735)	$5,217	$(52,740)

(1) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Forty Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth I Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$28,976	$2,182,015	$1,283,144	$2,587,369
Total assets	28,976	2,182,015	1,283,144	2,587,369
Total liabilities	—	—	—	—
Net assets	$28,976	$2,182,015	$1,283,144	$2,587,369

Net assets
Applicable to accumulation units	$28,976	$2,182,015	$1,283,144	$2,587,369
Total net assets	$28,976	$2,182,015	$1,283,144	$2,587,369

Investments in shares of mutual funds, at cost	$31,829	$2,307,807	$1,279,695	$2,476,661

Shares of mutual funds owned	460	65,822	45,421	85,959

Accumulation units outstanding	833	97,198	42,368	48,215

Statements of Operations
Year ended December 31, 2018
	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Forty Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth I Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$2	$26,679	$3,104	$937

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2	26,679	3,104	937

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(12)	559	32,962	22,606
Capital gains distributions	—	286,634	104,080	191,161
Total realized gains (losses) on investments	(12)	287,193	137,042	213,767

Change in net unrealized appreciation (depreciation)
of investments	(2,853)	(314,038)	(253,523)	(172,108)

Net gains (losses) on investments	(2,863)	(166)	(113,377)	42,596

Net increase (decrease) in net assets resulting from operations	$(2,863)	$(166)	$(113,377)	$42,596

(1) Commencement of operations, June 11, 2018.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	Lord Abbett Series Fund International Opportunities Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$9,860,173	$172,182	$257,338	$58,970
Total assets	9,860,173	172,182	257,338	58,970
Total liabilities	—	—	—	—
Net assets	$9,860,173	$172,182	$257,338	$58,970

Net assets
Applicable to accumulation units	$9,860,173	$172,182	$257,338	$58,970
Total net assets	$9,860,173	$172,182	$257,338	$58,970

Investments in shares of mutual funds, at cost	$9,576,585	$228,458	$367,825	$70,285

Shares of mutual funds owned	601,597	6,896	40,146	5,400

Accumulation units outstanding	384,576	11,371	24,776	4,573

Statements of Operations
Year ended December 31, 2018
	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	Lord Abbett Series Fund International Opportunities Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Net investment income (loss)
Investment income:
Dividends	$176,022	$—	$2,796	$360

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	176,022	—	2,796	360

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	59,898	737	271	1,552
Capital gains distributions	356,341	25,539	35,856	7,537
Total realized gains (losses) on investments	416,239	26,276	36,127	9,089

Change in net unrealized appreciation (depreciation)
of investments	(1,113,951)	(56,721)	(109,375)	(12,533)

Net gains (losses) on investments	(521,690)	(30,445)	(70,452)	(3,084)

Net increase (decrease) in net assets resulting from operations	$(521,690)	$(30,445)	$(70,452)	$(3,084)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Utilities Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$449,586	$521,130	$92,037	$1,924,273
Total assets	449,586	521,130	92,037	1,924,273
Total liabilities	—	—	—	—
Net assets	$449,586	$521,130	$92,037	$1,924,273

Net assets
Applicable to accumulation units	$449,586	$521,130	$92,037	$1,924,273
Total net assets	$449,586	$521,130	$92,037	$1,924,273

Investments in shares of mutual funds, at cost	$518,523	$573,021	$117,866	$1,959,671

Shares of mutual funds owned	61,168	32,755	10,983	66,676

Accumulation units outstanding	41,971	15,964	7,450	112,828

Statements of Operations
Year ended December 31, 2018
	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Utilities Service Class Division

Net investment income (loss)
Investment income:
Dividends	$3,250	$—	$229	$15,961

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,250	—	229	15,961

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,197	4,504	299	(2,277)
Capital gains distributions	30,545	75,130	14,497	7,297
Total realized gains (losses) on investments	41,742	79,634	14,796	5,020

Change in net unrealized appreciation (depreciation)
of investments	(102,517)	(111,047)	(27,246)	(8,625)

Net gains (losses) on investments	(57,525)	(31,413)	(12,221)	12,356

Net increase (decrease) in net assets resulting from operations	$(57,525)	$(31,413)	$(12,221)	$12,356

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Neuberger Berman AMT Large Cap Value Class I Division	Oppenheimer Main Street Small Cap Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$3,630,919	$16,077	$215,049	$465,421
Total assets	3,630,919	16,077	215,049	465,421
Total liabilities	—	—	—	—
Net assets	$3,630,919	$16,077	$215,049	$465,421

Net assets
Applicable to accumulation units	$3,630,919	$16,077	$215,049	$465,421
Total net assets	$3,630,919	$16,077	$215,049	$465,421

Investments in shares of mutual funds, at cost	$4,206,184	$17,171	$225,394	$546,212

Shares of mutual funds owned	74,818	1,561	14,749	23,236

Accumulation units outstanding	42,413	1,451	10,679	19,453

Statements of Operations
Year ended December 31, 2018
	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Neuberger Berman AMT Large Cap Value Class I Division	Oppenheimer Main Street Small Cap Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$10,730	$433	$2,723	$317

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	10,730	433	2,723	317

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,119	4	624	387
Capital gains distributions	499,370	50	24,228	69,154
Total realized gains (losses) on investments	516,489	54	24,852	69,541

Change in net unrealized appreciation (depreciation)
of investments	(788,345)	(1,462)	(28,550)	(120,369)

Net gains (losses) on investments	(261,126)	(975)	(975)	(50,511)

Net increase (decrease) in net assets resulting from operations	$(261,126)	$(975)	$(975)	$(50,511)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$1,101,015	$117,663	$485,654	$3,427,470
Total assets	1,101,015	117,663	485,654	3,427,470
Total liabilities	—	—	—	—
Net assets	$1,101,015	$117,663	$485,654	$3,427,470

Net assets
Applicable to accumulation units	$1,101,015	$117,663	$485,654	$3,427,470
Total net assets	$1,101,015	$117,663	$485,654	$3,427,470

Investments in shares of mutual funds, at cost	$1,079,402	$121,643	$508,495	$3,621,684

Shares of mutual funds owned	42,576	9,660	38,544	295,982

Accumulation units outstanding	87,706	6,051	22,259	154,493

Statements of Operations
Year ended December 31, 2018
	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$13,509	$3,690	$15,026	$75,944

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	13,509	3,690	15,026	75,944

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	12,858	108	197	(1,761)
Capital gains distributions	62,598	3,033	16,576	98,651
Total realized gains (losses) on investments	75,456	3,141	16,773	96,890

Change in net unrealized appreciation (depreciation)
of investments	(132,588)	(11,543)	(58,140)	(401,991)

Net gains (losses) on investments	(43,623)	(4,712)	(26,341)	(229,157)

Net increase (decrease) in net assets resulting from operations	$(43,623)	$(4,712)	$(26,341)	$(229,157)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$3,320,644	$1,723,522	$1,184,320	$239,838
Total assets	3,320,644	1,723,522	1,184,320	239,838
Total liabilities	—	—	—	—
Net assets	$3,320,644	$1,723,522	$1,184,320	$239,838

Net assets
Applicable to accumulation units	$3,320,644	$1,723,522	$1,184,320	$239,838
Total net assets	$3,320,644	$1,723,522	$1,184,320	$239,838

Investments in shares of mutual funds, at cost	$3,450,641	$1,825,500	$1,241,850	$249,430

Shares of mutual funds owned	238,210	128,910	96,130	21,225

Accumulation units outstanding	142,457	73,133	86,524	13,703

Statements of Operations
Year ended December 31, 2018
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$70,612	$37,408	$25,444	$6,381

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	70,612	37,408	25,444	6,381

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	12,284	2,747	20,396	350
Capital gains distributions	115,290	80,420	42,805	2,482
Total realized gains (losses) on investments	127,574	83,167	63,201	2,832

Change in net unrealized appreciation (depreciation)
of investments	(480,802)	(285,123)	(206,178)	(16,714)

Net gains (losses) on investments	(282,616)	(164,548)	(117,533)	(7,501)

Net increase (decrease) in net assets resulting from operations	$(282,616)	$(164,548)	$(117,533)	$(7,501)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$323,937	$3,804,232	$16,372,250	$3,973,704
Total assets	323,937	3,804,232	16,372,250	3,973,704
Total liabilities	—	—	—	—
Net assets	$323,937	$3,804,232	$16,372,250	$3,973,704

Net assets
Applicable to accumulation units	$323,937	$3,804,232	$16,372,250	$3,973,704
Total net assets	$323,937	$3,804,232	$16,372,250	$3,973,704

Investments in shares of mutual funds, at cost	$292,880	$4,519,150	$18,054,756	$4,246,189

Shares of mutual funds owned	33,849	213,003	1,177,860	359,611

Accumulation units outstanding	24,046	51,460	913,531	228,818

Statements of Operations
Year ended December 31, 2018
	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$—	$69,808	$511,340	$133,566

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	69,808	511,340	133,566

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,365	(34,120)	(152,734)	(6,905)
Capital gains distributions	16,923	313,236	805,162	149,339
Total realized gains (losses) on investments	21,288	279,116	652,428	142,434

Change in net unrealized appreciation (depreciation)
of investments	(19,391)	(504,543)	(2,007,060)	(419,594)

Net gains (losses) on investments	1,897	(155,619)	(843,292)	(143,594)

Net increase (decrease) in net assets resulting from operations	$1,897	$(155,619)	$(843,292)	$(143,594)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$18,153,119	$2,876,169	$26,741,941	$1,896,396
Total assets	18,153,119	2,876,169	26,741,941	1,896,396
Total liabilities	—	—	—	—
Net assets	$18,153,119	$2,876,169	$26,741,941	$1,896,396

Net assets
Applicable to accumulation units	$18,153,119	$2,876,169	$26,741,941	$1,896,396
Total net assets	$18,153,119	$2,876,169	$26,741,941	$1,896,396

Investments in shares of mutual funds, at cost	$19,642,362	$3,042,798	$29,398,864	$1,920,625

Shares of mutual funds owned	1,057,874	242,510	1,456,533	752,537

Accumulation units outstanding	1,012,784	166,349	1,513,623	142,092

Statements of Operations
Year ended December 31, 2018
	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$528,934	$120,310	$676,914	$39,610

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	528,934	120,310	676,914	39,610

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(27,115)	(8,301)	(67,644)	(7,112)
Capital gains distributions	927,464	73,381	1,510,259	—
Total realized gains (losses) on investments	900,349	65,080	1,442,615	(7,112)

Change in net unrealized appreciation (depreciation)
of investments	(2,712,640)	(242,089)	(4,635,188)	(13,793)

Net gains (losses) on investments	(1,283,357)	(56,699)	(2,515,659)	18,705

Net increase (decrease) in net assets resulting from operations	$(1,283,357)	$(56,699)	$(2,515,659)	$18,705

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	SmallCap Class 1 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,946,995	$1,588,872	$462,797	$1,775,285
Total assets	1,946,995	1,588,872	462,797	1,775,285
Total liabilities	—	—	—	—
Net assets	$1,946,995	$1,588,872	$462,797	$1,775,285

Net assets
Applicable to accumulation units	$1,946,995	$1,588,872	$462,797	$1,775,285
Total net assets	$1,946,995	$1,588,872	$462,797	$1,775,285

Investments in shares of mutual funds, at cost	$2,088,130	$1,577,309	$496,232	$1,912,215

Shares of mutual funds owned	136,153	94,407	43,496	166,381

Accumulation units outstanding	64,595	97,154	36,746	135,155

Statements of Operations
Year ended December 31, 2018
	SmallCap Class 1 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$6,936	$—	$7,932	$30,076

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	6,936	—	7,932	30,076

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,556	(10,364)	1,116	(5,326)
Capital gains distributions	144,370	—	24,636	106,336
Total realized gains (losses) on investments	166,926	(10,364)	25,752	101,010

Change in net unrealized appreciation (depreciation)
of investments	(426,676)	39,337	(62,522)	(304,973)

Net gains (losses) on investments	(252,814)	28,973	(28,838)	(173,887)

Net increase (decrease) in net assets resulting from operations	$(252,814)	$28,973	$(28,838)	$(173,887)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	Wanger International Division

Assets
Investments in shares of mutual funds, at fair value	$835,246	$506,008	$462,801
Total assets	835,246	506,008	462,801
Total liabilities	—	—	—
Net assets	$835,246	$506,008	$462,801

Net assets
Applicable to accumulation units	$835,246	$506,008	$462,801
Total net assets	$835,246	$506,008	$462,801

Investments in shares of mutual funds, at cost	$896,740	$645,446	$589,019

Shares of mutual funds owned	76,070	30,911	20,847

Accumulation units outstanding	63,433	100,017	47,207

Statements of Operations
Year ended December 31, 2018
	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	Wanger International Division

Net investment income (loss)
Investment income:
Dividends	$14,514	$—	$8,668

Expenses:
Mortality and expense risks	—	—	—
Net investment income (loss)	14,514	—	8,668

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(17)	(29,128)	(81)
Capital gains distributions	42,351	—	47,383
Total realized gains (losses) on investments	42,334	(29,128)	47,302

Change in net unrealized appreciation (depreciation)
of investments	(121,238)	(161,623)	(154,781)

Net gains (losses) on investments	(64,390)	(190,751)	(98,811)

Net increase (decrease) in net assets resulting from operations	$(64,390)	$(190,751)	$(98,811)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division

Net assets as of January 1, 2017	$512,536	$117,492	$840,359	$93,099
Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,976	—	4,932	—
Total realized gains (losses) on investments	1,378	(15,957)	43,629	19,506
Change in net unrealized appreciation (depreciation)
of investments	125,892	53,530	90,644	7,020
Net gains (losses) on investments	144,246	37,573	139,205	26,526
Net increase (decrease) in net assets resulting from operations	144,246	37,573	139,205	26,526
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	304,856	25,832	444,851	118,214
Contract terminations and surrenders	(12,368)	(23,509)	(8,290)	(195)
Death benefit payments	—	—	—	—
Policy loan transfers	(15,366)	(1,745)	(7,102)	(6)
Transfers to other contracts	(27,168)	(1,909)	(82,908)	(25,084)
Cost of insurance and administration charges	(41,806)	(6,399)	(76,536)	(22,093)
Mortality and expenses charges	(579)	(89)	(1,060)	(307)
Surrender charges	(6,387)	(12,140)	(4,281)	(101)
Increase (decrease) in net assets from policy related transactions	201,182	(19,959)	264,674	70,428
Total increase (decrease)	345,428	17,614	403,879	96,954
Net assets as of December 31, 2017	857,964	135,106	1,244,238	190,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,620	—	6,387	—
Total realized gains (losses) on investments	2,443	5,266	106,435	2,116
Change in net unrealized appreciation (depreciation)
of investments	(251,282)	(9,550)	(331,695)	(21,119)
Net gains (losses) on investments	(234,219)	(4,284)	(218,873)	(19,003)
Net increase (decrease) in net assets resulting from operations	(234,219)	(4,284)	(218,873)	(19,003)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	324,925	34,592	488,696	140,139
Contract terminations and surrenders	(18,785)	(2,901)	(37,425)	(3,162)
Death benefit payments	—	—	—	—
Policy loan transfers	(5)	(188)	(2,086)	(1,176)
Transfers to other contracts	(44,585)	(6,219)	(134,389)	(8,385)
Cost of insurance and administration charges	(53,941)	(6,922)	(93,042)	(27,995)
Mortality and expenses charges	(780)	(101)	(1,346)	(406)
Surrender charges	(5,912)	(913)	(11,778)	(995)
Increase (decrease) in net assets from policy related transactions	200,917	17,348	208,630	98,020
Total increase (decrease)	(33,302)	13,064	(10,243)	79,017
Net assets as of December 31, 2018	$824,662	$148,170	$1,233,995	$269,070

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division

Net assets as of January 1, 2017	$433,812	$392,742	$1,015,007	$750,369
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,584	11,408	17,831	13,433
Total realized gains (losses) on investments	14,079	(2,148)	39,375	10,983
Change in net unrealized appreciation (depreciation)
of investments	73,970	6,398	83,197	50,388
Net gains (losses) on investments	99,633	15,658	140,403	74,804
Net increase (decrease) in net assets resulting from operations	99,633	15,658	140,403	74,804
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	199,186	130,375	573,877	313,381
Contract terminations and surrenders	(11,394)	(8,087)	(22,304)	(4,432)
Death benefit payments	—	(28,186)	—	—
Policy loan transfers	(4,031)	(12,472)	(7,437)	(3,118)
Transfers to other contracts	(22,685)	(6,317)	(72,631)	(61,745)
Cost of insurance and administration charges	(48,786)	(37,267)	(103,477)	(70,101)
Mortality and expenses charges	(675)	(516)	(1,433)	(971)
Surrender charges	(5,884)	(4,176)	(11,518)	(2,289)
Increase (decrease) in net assets from policy related transactions	105,731	33,354	355,077	170,725
Total increase (decrease)	205,364	49,012	495,480	245,529
Net assets as of December 31, 2017	639,176	441,754	1,510,487	995,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,118	14,272	21,934	15,564
Total realized gains (losses) on investments	57,184	(1,384)	107,361	34,096
Change in net unrealized appreciation (depreciation)
of investments	(132,768)	(26,675)	(370,253)	(147,547)
Net gains (losses) on investments	(62,466)	(13,787)	(240,958)	(97,887)
Net increase (decrease) in net assets resulting from operations	(62,466)	(13,787)	(240,958)	(97,887)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	276,970	183,000	589,320	307,266
Contract terminations and surrenders	(18,236)	(6,179)	(7,692)	(18,637)
Death benefit payments	—	—	(8,098)	—
Policy loan transfers	(4,539)	(1,183)	(13,536)	(1,307)
Transfers to other contracts	(13,568)	(11,047)	(53,885)	(144,167)
Cost of insurance and administration charges	(58,717)	(42,613)	(120,826)	(85,187)
Mortality and expenses charges	(850)	(616)	(1,746)	(1,230)
Surrender charges	(5,739)	(1,945)	(2,421)	(5,865)
Increase (decrease) in net assets from policy related transactions	175,321	119,417	381,116	50,873
Total increase (decrease)	112,855	105,630	140,158	(47,014)
Net assets as of December 31, 2018	$752,031	$547,384	$1,650,645	$948,884

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Fund Class 2 Division (1)	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division

Net assets as of January 1, 2017	$349,274	$—	$652,721	$383,690
Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,439	—	8,189	10,253
Total realized gains (losses) on investments	27,186	—	119,235	1,712
Change in net unrealized appreciation (depreciation)
of investments	64,667	—	175,400	166,353
Net gains (losses) on investments	108,292	—	302,824	178,318
Net increase (decrease) in net assets resulting from operations	108,292	—	302,824	178,318
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	666,685	—	1,165,135	537,845
Contract terminations and surrenders	(380)	—	(36,954)	(17,680)
Death benefit payments	—	—	(1,026)	(526)
Policy loan transfers	(7,253)	—	(78)	(6,095)
Transfers to other contracts	(62,961)	—	(50,584)	(70,468)
Cost of insurance and administration charges	(64,418)	—	(97,391)	(50,193)
Mortality and expenses charges	(890)	—	(1,347)	(696)
Surrender charges	(196)	—	(19,083)	(9,130)
Increase (decrease) in net assets from policy related transactions	530,587	—	958,672	383,057
Total increase (decrease)	638,879	—	1,261,496	561,375
Net assets as of December 31, 2017	988,153	—	1,914,217	945,065

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,960	83	10,809	19,581
Total realized gains (losses) on investments	94,761	71	253,060	64,689
Change in net unrealized appreciation (depreciation)
of investments	(236,446)	(521)	(306,660)	(236,504)
Net gains (losses) on investments	(116,725)	(367)	(42,791)	(152,234)
Net increase (decrease) in net assets resulting from operations	(116,725)	(367)	(42,791)	(152,234)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	489,473	9,309	910,996	487,133
Contract terminations and surrenders	(4,289)	—	(71,829)	(22,893)
Death benefit payments	—	—	—	(777)
Policy loan transfers	(7,147)	—	(15,553)	(1,015)
Transfers to other contracts	(20,281)	(2,433)	(148,383)	(105,584)
Cost of insurance and administration charges	(96,894)	(179)	(144,217)	(73,198)
Mortality and expenses charges	(1,401)	(4)	(2,083)	(1,058)
Surrender charges	(1,350)	—	(22,606)	(7,205)
Increase (decrease) in net assets from policy related transactions	358,111	6,693	506,325	275,403
Total increase (decrease)	241,386	6,326	463,534	123,169
Net assets as of December 31, 2018	$1,229,539	$6,326	$2,377,751	$1,068,234

(1) Commencement of operations, June 11, 2018.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	American Funds Insurance Series New World Fund Class 2 Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F	Calvert S&P 500 Index Portfolio Division

Net assets as of January 1, 2017	$251,854	$501,370	$455,927	$122,565
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,174	16,454	5,328	2,574
Total realized gains (losses) on investments	2,209	401	26,364	7,911
Change in net unrealized appreciation (depreciation)
of investments	98,996	1,669	59,555	21,407
Net gains (losses) on investments	106,379	18,524	91,247	31,892
Net increase (decrease) in net assets resulting from operations	106,379	18,524	91,247	31,892
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	365,411	151,230	455,823	49,922
Contract terminations and surrenders	(3,441)	(4,325)	(9,731)	(506)
Death benefit payments	—	(937)	—	—
Policy loan transfers	(7,111)	(301)	(9,556)	(900)
Transfers to other contracts	(19,346)	(8,378)	(19,319)	(416)
Cost of insurance and administration charges	(37,522)	(44,535)	(63,084)	(9,671)
Mortality and expenses charges	(519)	(615)	(875)	(134)
Surrender charges	(1,777)	(2,233)	(5,025)	(261)
Increase (decrease) in net assets from policy related transactions	295,695	89,906	348,233	38,034
Total increase (decrease)	402,074	108,430	439,480	69,926
Net assets as of December 31, 2017	653,928	609,800	895,407	192,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,893	22,920	12,936	5,062
Total realized gains (losses) on investments	28,803	(927)	61,768	23,218
Change in net unrealized appreciation (depreciation)
of investments	(171,826)	(22,454)	(228,006)	(42,129)
Net gains (losses) on investments	(135,130)	(461)	(153,302)	(13,849)
Net increase (decrease) in net assets resulting from operations	(135,130)	(461)	(153,302)	(13,849)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	488,704	221,411	502,787	93,238
Contract terminations and surrenders	(10,126)	(5,493)	(14,215)	(4,412)
Death benefit payments	—	(1,644)	(9,734)	—
Policy loan transfers	(11,400)	(535)	(2,497)	(7,419)
Transfers to other contracts	(71,707)	(13,389)	(69,080)	(3,958)
Cost of insurance and administration charges	(57,639)	(55,747)	(82,394)	(12,304)
Mortality and expenses charges	(833)	(806)	(1,191)	(177)
Surrender charges	(3,187)	(1,729)	(4,474)	(1,389)
Increase (decrease) in net assets from policy related transactions	333,812	142,068	319,202	63,579
Total increase (decrease)	198,682	141,607	165,900	49,730
Net assets as of December 31, 2018	$852,610	$751,407	$1,061,307	$242,221

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division

Net assets as of January 1, 2017	$834,413	$81,542	$567,913	$552,556
Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,380	653	19,353	4,252
Total realized gains (losses) on investments	57,362	8,641	(215)	21,532
Change in net unrealized appreciation (depreciation)
of investments	102,161	4,791	11,997	62,601
Net gains (losses) on investments	167,903	14,085	31,135	88,385
Net increase (decrease) in net assets resulting from operations	167,903	14,085	31,135	88,385
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	680,909	78,309	634,116	523,864
Contract terminations and surrenders	(9,169)	(176)	(4,912)	(7,949)
Death benefit payments	—	—	(472)	—
Policy loan transfers	(22,050)	—	2,073	(1,194)
Transfers to other contracts	(63,032)	(126)	(79,377)	(52,193)
Cost of insurance and administration charges	(96,808)	(14,136)	(54,762)	(77,144)
Mortality and expenses charges	(1,341)	(196)	(758)	(1,067)
Surrender charges	(4,735)	(91)	(2,537)	(4,105)
Increase (decrease) in net assets from policy related transactions	483,774	63,584	493,371	380,212
Total increase (decrease)	651,677	77,669	524,506	468,597
Net assets as of December 31, 2017	1,486,090	159,211	1,092,419	1,021,153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22,058	1,039	48,549	6,694
Total realized gains (losses) on investments	119,341	4,613	(5,032)	81,033
Change in net unrealized appreciation (depreciation)
of investments	(379,324)	(32,161)	(57,804)	(304,611)
Net gains (losses) on investments	(237,925)	(26,509)	(14,287)	(216,884)
Net increase (decrease) in net assets resulting from operations	(237,925)	(26,509)	(14,287)	(216,884)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	698,224	86,642	601,039	478,674
Contract terminations and surrenders	(7,750)	(884)	(37,492)	(13,937)
Death benefit payments	(863)	—	—	—
Policy loan transfers	(3,980)	(1,155)	(3,652)	(1,224)
Transfers to other contracts	(67,115)	(9,943)	(91,880)	(48,403)
Cost of insurance and administration charges	(118,068)	(23,993)	(75,208)	(102,828)
Mortality and expenses charges	(1,705)	(347)	(1,086)	(1,484)
Surrender charges	(2,439)	(278)	(11,799)	(4,386)
Increase (decrease) in net assets from policy related transactions	496,304	50,042	379,922	306,412
Total increase (decrease)	258,379	23,533	365,635	89,528
Net assets as of December 31, 2018	$1,744,469	$182,744	$1,458,054	$1,110,681

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Delaware Smid Cap Core Service Class Division	Diversified International Class 1 Division	Dreyfus IP MidCap Stock Service Shares Division	DWS Small Mid Cap Value Class B Division (1)

Net assets as of January 1, 2017	$864,335	$1,145,251	$87,304	$171,305
Increase (decrease) in net assets
Operations:
Net investment income (loss)	922	28,880	850	722
Total realized gains (losses) on investments	75,212	10,599	1,571	4,743
Change in net unrealized appreciation (depreciation)
of investments	110,204	325,264	14,789	15,425
Net gains (losses) on investments	186,338	364,743	17,210	20,890
Net increase (decrease) in net assets resulting from operations	186,338	364,743	17,210	20,890
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	443,786	809,509	68,394	77,750
Contract terminations and surrenders	(9,640)	(33,339)	(561)	(3,288)
Death benefit payments	—	—	—	—
Policy loan transfers	(14,621)	(2,051)	(1,128)	(7,827)
Transfers to other contracts	(94,449)	(127,446)	(4,914)	(2,018)
Cost of insurance and administration charges	(85,731)	(111,880)	(18,227)	(18,931)
Mortality and expenses charges	(1,188)	(1,548)	(253)	(261)
Surrender charges	(4,978)	(17,216)	(290)	(1,698)
Increase (decrease) in net assets from policy related transactions	233,179	516,029	43,021	43,727
Total increase (decrease)	419,517	880,772	60,231	64,617
Net assets as of December 31, 2017	1,283,852	2,026,023	147,535	235,922

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	49,419	529	2,601
Total realized gains (losses) on investments	417,798	14,028	18,392	42,653
Change in net unrealized appreciation (depreciation)
of investments	(600,993)	(486,302)	(53,642)	(90,761)
Net gains (losses) on investments	(183,195)	(422,855)	(34,721)	(45,507)
Net increase (decrease) in net assets resulting from operations	(183,195)	(422,855)	(34,721)	(45,507)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	444,142	748,412	107,443	81,690
Contract terminations and surrenders	(25,843)	(9,936)	(1,351)	(9,235)
Death benefit payments	—	—	—	—
Policy loan transfers	(3,123)	(15,347)	615	(102)
Transfers to other contracts	(89,428)	(131,244)	(2,580)	(2,783)
Cost of insurance and administration charges	(97,326)	(137,116)	(20,926)	(20,764)
Mortality and expenses charges	(1,407)	(1,982)	(302)	(301)
Surrender charges	(8,133)	(3,127)	(425)	(2,906)
Increase (decrease) in net assets from policy related transactions	218,882	449,660	82,474	45,599
Total increase (decrease)	35,687	26,805	47,753	92
Net assets as of December 31, 2018	$1,319,539	$2,052,828	$195,288	$236,014

(1) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division

Net assets as of January 1, 2017	$1,323,044	$3,066,036	$641,433	$5,523,076
Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,718	32,758	13,357	30,118
Total realized gains (losses) on investments	96,547	227,627	13,149	—
Change in net unrealized appreciation (depreciation)
of investments	181,798	493,289	71,079	—
Net gains (losses) on investments	317,063	753,674	97,585	30,118
Net increase (decrease) in net assets resulting from operations	317,063	753,674	97,585	30,118
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	495,850	1,748,540	380,147	11,876,125
Contract terminations and surrenders	(20,745)	(69,654)	(17,393)	(72,898)
Death benefit payments	(710)	(5,080)	(972)	—
Policy loan transfers	(6,588)	(52,107)	(12,766)	(3,751)
Transfers to other contracts	(49,124)	(282,398)	(59,589)	(10,701,212)
Cost of insurance and administration charges	(111,279)	(342,798)	(66,688)	(878,242)
Mortality and expenses charges	(1,540)	(4,746)	(924)	(12,156)
Surrender charges	(10,713)	(35,969)	(8,982)	(37,645)
Increase (decrease) in net assets from policy related transactions	295,151	955,788	212,833	170,221
Total increase (decrease)	612,214	1,709,462	310,418	200,339
Net assets as of December 31, 2017	1,935,258	4,775,498	951,851	5,723,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42,919	25,295	21,924	84,818
Total realized gains (losses) on investments	146,713	441,761	36,626	—
Change in net unrealized appreciation (depreciation)
of investments	(444,185)	(886,065)	(147,728)	—
Net gains (losses) on investments	(254,553)	(419,009)	(89,178)	84,818
Net increase (decrease) in net assets resulting from operations	(254,553)	(419,009)	(89,178)	84,818
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,802,237	1,932,751	314,304	12,049,852
Contract terminations and surrenders	(45,179)	(92,329)	(12,150)	(182,409)
Death benefit payments	—	—	—	—
Policy loan transfers	(7,863)	(17,872)	(4,706)	(253,822)
Transfers to other contracts	(78,561)	(260,674)	(87,277)	(10,411,390)
Cost of insurance and administration charges	(162,490)	(413,872)	(75,609)	(872,787)
Mortality and expenses charges	(2,347)	(5,982)	(1,091)	(12,752)
Surrender charges	(14,219)	(29,058)	(3,824)	(57,408)
Increase (decrease) in net assets from policy related transactions	2,491,578	1,112,964	129,647	259,284
Total increase (decrease)	2,237,025	693,955	40,469	344,102
Net assets as of December 31, 2018	$4,172,283	$5,469,453	$992,320	$6,067,517

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Net assets as of January 1, 2017	$1,566,614	$2,043,224	$1,006,375	$1,201,527
Increase (decrease) in net assets
Operations:
Net investment income (loss)	98,244	12,729	21,678	22,421
Total realized gains (losses) on investments	(18,514)	97,351	59,893	56,901
Change in net unrealized appreciation (depreciation)
of investments	35,966	352,032	20,561	206,084
Net gains (losses) on investments	115,696	462,112	102,132	285,406
Net increase (decrease) in net assets resulting from operations	115,696	462,112	102,132	285,406
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	724,995	1,091,712	732,145	570,522
Contract terminations and surrenders	(23,154)	(73,264)	(19,932)	(11,433)
Death benefit payments	(2,030)	(2,116)	—	(43,391)
Policy loan transfers	(1,226)	(10,195)	(17,544)	(1,805)
Transfers to other contracts	(288,457)	(274,156)	(58,783)	(40,131)
Cost of insurance and administration charges	(136,293)	(244,588)	(92,120)	(124,012)
Mortality and expenses charges	(1,887)	(3,386)	(1,275)	(1,717)
Surrender charges	(11,957)	(37,834)	(10,293)	(5,904)
Increase (decrease) in net assets from policy related transactions	259,991	446,173	532,198	342,129
Total increase (decrease)	375,687	908,285	634,330	627,535
Net assets as of December 31, 2017	1,942,301	2,951,509	1,640,705	1,829,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	119,620	13,835	42,454	26,312
Total realized gains (losses) on investments	(6,916)	258,293	2,661	128,073
Change in net unrealized appreciation (depreciation)
of investments	(191,168)	(801,439)	(247,653)	(268,397)
Net gains (losses) on investments	(78,464)	(529,311)	(202,538)	(114,012)
Net increase (decrease) in net assets resulting from operations	(78,464)	(529,311)	(202,538)	(114,012)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	671,369	1,148,404	419,195	596,031
Contract terminations and surrenders	(27,135)	(57,007)	(38,976)	(19,095)
Death benefit payments	—	—	(7,978)	—
Policy loan transfers	(6,152)	(17,063)	(2,883)	25,146
Transfers to other contracts	(252,083)	(151,590)	(65,093)	(109,377)
Cost of insurance and administration charges	(150,072)	(296,917)	(105,736)	(150,153)
Mortality and expenses charges	(2,168)	(4,292)	(1,528)	(2,170)
Surrender charges	(8,540)	(17,941)	(12,266)	(6,010)
Increase (decrease) in net assets from policy related transactions	225,219	603,594	184,735	334,372
Total increase (decrease)	146,755	74,283	(17,803)	220,360
Net assets as of December 31, 2018	$2,089,056	$3,025,792	$1,622,902	$2,049,422

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Franklin Small Cap Value VIP Class 2 Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division

Net assets as of January 1, 2017	$346,842	$842,428	$1,335,097	$79,074
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,263	39,605	26,074	—
Total realized gains (losses) on investments	6,794	(2,984)	6,214	12,076
Change in net unrealized appreciation (depreciation)
of investments	39,172	(19,663)	598,742	11,582
Net gains (losses) on investments	48,229	16,958	631,030	23,658
Net increase (decrease) in net assets resulting from operations	48,229	16,958	631,030	23,658
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	199,340	393,189	965,774	38,054
Contract terminations and surrenders	(5,629)	(9,896)	(20,541)	(2,365)
Death benefit payments	(477)	—	(951)	—
Policy loan transfers	—	(9,760)	(36,740)	(1,708)
Transfers to other contracts	(50,592)	(43,868)	(144,073)	(5,801)
Cost of insurance and administration charges	(31,527)	(88,646)	(140,873)	(5,971)
Mortality and expenses charges	(436)	(1,227)	(1,950)	(84)
Surrender charges	(2,907)	(5,110)	(10,608)	(1,221)
Increase (decrease) in net assets from policy related transactions	107,772	234,682	610,038	20,904
Total increase (decrease)	156,001	251,640	1,241,068	44,562
Net assets as of December 31, 2017	502,843	1,094,068	2,576,165	123,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,804	51,545	33,377	—
Total realized gains (losses) on investments	76,196	(5,335)	26,253	15,174
Change in net unrealized appreciation (depreciation)
of investments	(165,560)	(30,301)	(682,459)	(23,512)
Net gains (losses) on investments	(84,560)	15,909	(622,829)	(8,338)
Net increase (decrease) in net assets resulting from operations	(84,560)	15,909	(622,829)	(8,338)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	253,752	486,597	1,109,466	69,742
Contract terminations and surrenders	(6,804)	(3,466)	(26,224)	(3,672)
Death benefit payments	—	—	(715)	—
Policy loan transfers	(78)	(2,120)	(4,282)	(1,215)
Transfers to other contracts	(42,297)	(58,057)	(332,572)	(28,123)
Cost of insurance and administration charges	(41,862)	(100,108)	(171,991)	(9,070)
Mortality and expenses charges	(605)	(1,445)	(2,487)	(131)
Surrender charges	(2,141)	(1,091)	(8,253)	(1,156)
Increase (decrease) in net assets from policy related transactions	159,965	320,310	562,942	26,375
Total increase (decrease)	75,405	336,219	(59,887)	18,037
Net assets as of December 31, 2018	$578,248	$1,430,287	$2,516,278	$141,673

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Invesco American Value Series I Division	Invesco Core Equity Series II Division	Invesco Health Care Series I Division (1)	Invesco Mid Cap Core Equity Series II Division

Net assets as of January 1, 2017	$34,343	$143,750	$1,518,043	$344,992
Increase (decrease) in net assets
Operations:
Net investment income (loss)	337	1,611	6,740	1,308
Total realized gains (losses) on investments	820	8,793	51,644	(1,307)
Change in net unrealized appreciation (depreciation)
of investments	2,823	11,424	186,787	53,666
Net gains (losses) on investments	3,980	21,828	245,171	53,667
Net increase (decrease) in net assets resulting from operations	3,980	21,828	245,171	53,667
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,390	99,656	601,071	126,464
Contract terminations and surrenders	(5)	(847)	(57,913)	(260)
Death benefit payments	—	—	(1,751)	—
Policy loan transfers	—	—	(10,925)	36
Transfers to other contracts	(367)	(28,504)	(146,896)	(40,611)
Cost of insurance and administration charges	(3,075)	(17,079)	(158,851)	(23,312)
Mortality and expenses charges	(43)	(237)	(2,197)	(323)
Surrender charges	(3)	(437)	(29,906)	(134)
Increase (decrease) in net assets from policy related transactions	7,897	52,552	192,632	61,860
Total increase (decrease)	11,877	74,380	437,803	115,527
Net assets as of December 31, 2017	46,220	218,130	1,955,846	460,519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	283	—	—	499
Total realized gains (losses) on investments	8,548	15,772	273,397	62,582
Change in net unrealized appreciation (depreciation)
of investments	(16,592)	(30,507)	(268,180)	(115,821)
Net gains (losses) on investments	(7,761)	(14,735)	5,217	(52,740)
Net increase (decrease) in net assets resulting from operations	(7,761)	(14,735)	5,217	(52,740)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,600	63,026	728,283	88,367
Contract terminations and surrenders	(96)	(8,967)	(67,428)	(7,171)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	(6,846)	66
Transfers to other contracts	(558)	(86,885)	(121,557)	(62,393)
Cost of insurance and administration charges	(4,254)	(15,705)	(170,000)	(26,268)
Mortality and expenses charges	(61)	(229)	(2,456)	(378)
Surrender charges	(30)	(2,822)	(21,221)	(2,257)
Increase (decrease) in net assets from policy related transactions	13,601	(51,582)	338,775	(10,034)
Total increase (decrease)	5,840	(66,317)	343,992	(62,774)
Net assets as of December 31, 2018	$52,060	$151,813	$2,299,838	$397,745

(1) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Forty Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth I Class 1 Division

Net assets as of January 1, 2017	$—	$1,128,268	$747,187	$1,352,955
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3,823	542
Total realized gains (losses) on investments	—	72,328	23,926	74,410
Change in net unrealized appreciation (depreciation)
of investments	—	298,957	257,995	401,332
Net gains (losses) on investments	—	371,285	285,744	476,284
Net increase (decrease) in net assets resulting from operations	—	371,285	285,744	476,284
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	653,799	357,353	526,542
Contract terminations and surrenders	—	(65,348)	(10,188)	(37,189)
Death benefit payments	—	—	—	(2,030)
Policy loan transfers	—	(25,133)	(24,736)	(23,687)
Transfers to other contracts	—	(100,851)	(68,287)	(146,670)
Cost of insurance and administration charges	—	(118,506)	(69,077)	(109,948)
Mortality and expenses charges	—	(1,640)	(957)	(1,523)
Surrender charges	—	(33,746)	(5,261)	(19,205)
Increase (decrease) in net assets from policy related transactions	—	308,575	178,847	186,290
Total increase (decrease)	—	679,860	464,591	662,574
Net assets as of December 31, 2017	—	1,808,128	1,211,778	2,015,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	26,679	3,104	937
Total realized gains (losses) on investments	(12)	287,193	137,042	213,767
Change in net unrealized appreciation (depreciation)
of investments	(2,853)	(314,038)	(253,523)	(172,108)
Net gains (losses) on investments	(2,863)	(166)	(113,377)	42,596
Net increase (decrease) in net assets resulting from operations	(2,863)	(166)	(113,377)	42,596
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	37,033	1,022,190	485,752	999,756
Contract terminations and surrenders	—	(63,244)	(21,001)	(39,249)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(126,613)	534	(7,869)
Transfers to other contracts	(3,724)	(283,477)	(187,820)	(269,566)
Cost of insurance and administration charges	(1,450)	(152,694)	(84,885)	(139,461)
Mortality and expenses charges	(20)	(2,205)	(1,228)	(2,015)
Surrender charges	—	(19,904)	(6,609)	(12,352)
Increase (decrease) in net assets from policy related transactions	31,839	374,053	184,743	529,244
Total increase (decrease)	28,976	373,887	71,366	571,840
Net assets as of December 31, 2018	$28,976	$2,182,015	$1,283,144	$2,587,369

(1) Commencement of operations, June 11, 2018.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	Lord Abbett Series Fund International Opportunities Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Net assets as of January 1, 2017	$6,537,457	$4,753	$2,055	$40
Increase (decrease) in net assets
Operations:
Net investment income (loss)	119,294	—	1,046	182
Total realized gains (losses) on investments	563,289	1,415	8,733	3,105
Change in net unrealized appreciation (depreciation)
of investments	733,875	307	(1,100)	1,218
Net gains (losses) on investments	1,416,458	1,722	8,679	4,505
Net increase (decrease) in net assets resulting from operations	1,416,458	1,722	8,679	4,505
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,790,296	22,299	101,094	66,253
Contract terminations and surrenders	(64,017)	(2,500)	—	—
Death benefit payments	(671)	—	—	—
Policy loan transfers	(70,018)	—	—	—
Transfers to other contracts	(1,416,488)	(14,859)	(993)	(794)
Cost of insurance and administration charges	(470,613)	(2,179)	(4,194)	(3,742)
Mortality and expenses charges	(6,516)	(30)	(57)	(52)
Surrender charges	(33,059)	(1,291)	—	—
Increase (decrease) in net assets from policy related transactions	728,914	1,440	95,850	61,665
Total increase (decrease)	2,145,372	3,162	104,529	66,170
Net assets as of December 31, 2017	8,682,829	7,915	106,584	66,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	176,022	—	2,796	360
Total realized gains (losses) on investments	416,239	26,276	36,127	9,089
Change in net unrealized appreciation (depreciation)
of investments	(1,113,951)	(56,721)	(109,375)	(12,533)
Net gains (losses) on investments	(521,690)	(30,445)	(70,452)	(3,084)
Net increase (decrease) in net assets resulting from operations	(521,690)	(30,445)	(70,452)	(3,084)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,968,246	208,915	242,337	37,153
Contract terminations and surrenders	(123,571)	—	—	—
Death benefit payments	(19,214)	—	—	—
Policy loan transfers	(68,034)	—	—	—
Transfers to other contracts	(437,988)	(573)	(1,385)	(34,078)
Cost of insurance and administration charges	(573,232)	(13,435)	(19,466)	(7,128)
Mortality and expenses charges	(8,283)	(195)	(280)	(103)
Surrender charges	(38,890)	—	—	—
Increase (decrease) in net assets from policy related transactions	1,699,034	194,712	221,206	(4,156)
Total increase (decrease)	1,177,344	164,267	150,754	(7,240)
Net assets as of December 31, 2018	$9,860,173	$172,182	$257,338	$58,970

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Utilities Service Class Division

Net assets as of January 1, 2017	$227,911	$228,773	$5,792	$1,037,550
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,545	—	119	56,682
Total realized gains (losses) on investments	15,160	4,979	1,546	(2,227)
Change in net unrealized appreciation (depreciation)
of investments	20,664	63,319	874	109,712
Net gains (losses) on investments	39,369	68,298	2,539	164,167
Net increase (decrease) in net assets resulting from operations	39,369	68,298	2,539	164,167
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	228,353	120,669	31,948	530,168
Contract terminations and surrenders	—	(1,458)	(61)	(16,563)
Death benefit payments	—	—	—	(2,735)
Policy loan transfers	(11,787)	6,364	—	(17,338)
Transfers to other contracts	(42,530)	(35,856)	(72)	(32,729)
Cost of insurance and administration charges	(37,148)	(28,960)	(2,328)	(131,045)
Mortality and expenses charges	(514)	(400)	(33)	(1,814)
Surrender charges	—	(753)	(31)	(8,553)
Increase (decrease) in net assets from policy related transactions	136,374	59,606	29,423	319,391
Total increase (decrease)	175,743	127,904	31,962	483,558
Net assets as of December 31, 2017	403,654	356,677	37,754	1,521,108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,250	—	229	15,961
Total realized gains (losses) on investments	41,742	79,634	14,796	5,020
Change in net unrealized appreciation (depreciation)
of investments	(102,517)	(111,047)	(27,246)	(8,625)
Net gains (losses) on investments	(57,525)	(31,413)	(12,221)	12,356
Net increase (decrease) in net assets resulting from operations	(57,525)	(31,413)	(12,221)	12,356
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	254,097	265,217	78,010	650,357
Contract terminations and surrenders	(3,126)	(5,000)	—	(18,585)
Death benefit payments	—	—	—	—
Policy loan transfers	(4,057)	(736)	(2,059)	(7,121)
Transfers to other contracts	(92,298)	(22,408)	(357)	(83,856)
Cost of insurance and administration charges	(49,462)	(39,070)	(8,961)	(142,083)
Mortality and expenses charges	(713)	(564)	(129)	(2,054)
Surrender charges	(984)	(1,573)	—	(5,849)
Increase (decrease) in net assets from policy related transactions	103,457	195,866	66,504	390,809
Total increase (decrease)	45,932	164,453	54,283	403,165
Net assets as of December 31, 2018	$449,586	$521,130	$92,037	$1,924,273

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Neuberger Berman AMT Large Cap Value Class I Division	Oppenheimer Main Street Small Cap Service Shares Division

Net assets as of January 1, 2017	$2,560,019	$—	$160,967	$327,632
Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,664	241	1,141	2,761
Total realized gains (losses) on investments	229,262	51	6,007	20,047
Change in net unrealized appreciation (depreciation)
of investments	448,767	368	16,445	30,237
Net gains (losses) on investments	695,693	660	23,593	53,045
Net increase (decrease) in net assets resulting from operations	695,693	660	23,593	53,045
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	697,947	14,273	50,624	199,220
Contract terminations and surrenders	(69,652)	—	(4,675)	(22,346)
Death benefit payments	—	—	(491)	—
Policy loan transfers	(26,817)	—	(4,202)	10,330
Transfers to other contracts	(98,520)	—	(3,718)	(52,423)
Cost of insurance and administration charges	(139,511)	(486)	(18,691)	(30,554)
Mortality and expenses charges	(1,933)	(8)	(258)	(422)
Surrender charges	(35,969)	—	(2,414)	(11,539)
Increase (decrease) in net assets from policy related transactions	325,545	13,779	16,175	92,266
Total increase (decrease)	1,021,238	14,439	39,768	145,311
Net assets as of December 31, 2017	3,581,257	14,439	200,735	472,943

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,730	433	2,723	317
Total realized gains (losses) on investments	516,489	54	24,852	69,541
Change in net unrealized appreciation (depreciation)
of investments	(788,345)	(1,462)	(28,550)	(120,369)
Net gains (losses) on investments	(261,126)	(975)	(975)	(50,511)
Net increase (decrease) in net assets resulting from operations	(261,126)	(975)	(975)	(50,511)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	671,393	3,894	53,912	160,147
Contract terminations and surrenders	(75,161)	(65)	(4,043)	(8,639)
Death benefit payments	—	—	—	—
Policy loan transfers	(9,313)	—	220	(2,645)
Transfers to other contracts	(111,674)	(266)	(14,414)	(67,893)
Cost of insurance and administration charges	(138,798)	(917)	(18,841)	(34,759)
Mortality and expenses charges	(2,004)	(13)	(273)	(503)
Surrender charges	(23,655)	(20)	(1,272)	(2,719)
Increase (decrease) in net assets from policy related transactions	310,788	2,613	15,289	42,989
Total increase (decrease)	49,662	1,638	14,314	(7,522)
Net assets as of December 31, 2018	$3,630,919	$16,077	$215,049	$465,421

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net assets as of January 1, 2017	$534,274	$230,379	$403,555	$1,855,324
Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,691	2,249	10,110	38,211
Total realized gains (losses) on investments	6,730	3,214	5,498	26,213
Change in net unrealized appreciation (depreciation)
of investments	125,609	8,412	52,833	321,508
Net gains (losses) on investments	143,030	13,875	68,441	385,932
Net increase (decrease) in net assets resulting from operations	143,030	13,875	68,441	385,932
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	455,497	20,355	121,802	789,506
Contract terminations and surrenders	(13,432)	(90,200)	(5,740)	(20,983)
Death benefit payments	(712)	—	—	(4,974)
Policy loan transfers	(8,515)	—	(53)	(3,798)
Transfers to other contracts	(38,600)	(1)	(158)	(29,236)
Cost of insurance and administration charges	(75,923)	(8,348)	(34,053)	(188,109)
Mortality and expenses charges	(1,052)	(115)	(471)	(2,605)
Surrender charges	(6,936)	(46,579)	(2,964)	(10,836)
Increase (decrease) in net assets from policy related transactions	310,327	(124,888)	78,363	528,965
Total increase (decrease)	453,357	(111,013)	146,804	914,897
Net assets as of December 31, 2017	987,631	119,366	550,359	2,770,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,509	3,690	15,026	75,944
Total realized gains (losses) on investments	75,456	3,141	16,773	96,890
Change in net unrealized appreciation (depreciation)
of investments	(132,588)	(11,543)	(58,140)	(401,991)
Net gains (losses) on investments	(43,623)	(4,712)	(26,341)	(229,157)
Net increase (decrease) in net assets resulting from operations	(43,623)	(4,712)	(26,341)	(229,157)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	342,643	10,121	69,210	1,213,489
Contract terminations and surrenders	(28,501)	—	(54,849)	(28,196)
Death benefit payments	—	—	—	—
Policy loan transfers	(6,178)	—	170	(36,060)
Transfers to other contracts	(49,860)	(29)	(240)	(44,713)
Cost of insurance and administration charges	(90,816)	(6,982)	(34,890)	(206,261)
Mortality and expenses charges	(1,311)	(101)	(503)	(2,979)
Surrender charges	(8,970)	—	(17,262)	(8,874)
Increase (decrease) in net assets from policy related transactions	157,007	3,009	(38,364)	886,406
Total increase (decrease)	113,384	(1,703)	(64,705)	657,249
Net assets as of December 31, 2018	$1,101,015	$117,663	$485,654	$3,427,470

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Net assets as of January 1, 2017	$2,190,468	$1,011,380	$690,990	$117,262
Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,232	16,969	7,546	4,315
Total realized gains (losses) on investments	16,935	10,424	8,126	77
Change in net unrealized appreciation (depreciation)
of investments	440,928	231,083	152,165	8,852
Net gains (losses) on investments	496,095	258,476	167,837	13,244
Net increase (decrease) in net assets resulting from operations	496,095	258,476	167,837	13,244
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,029,077	602,960	391,952	83,437
Contract terminations and surrenders	(162,403)	(22,730)	(21,941)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(9,015)	(43,965)	(651)	—
Transfers to other contracts	(99,775)	(41,438)	(83,861)	(304)
Cost of insurance and administration charges	(247,351)	(155,453)	(110,438)	(12,576)
Mortality and expenses charges	(3,424)	(2,151)	(1,528)	(174)
Surrender charges	(83,865)	(11,738)	(11,330)	—
Increase (decrease) in net assets from policy related transactions	423,244	325,485	162,203	70,383
Total increase (decrease)	919,339	583,961	330,040	83,627
Net assets as of December 31, 2017	3,109,807	1,595,341	1,021,030	200,889

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,612	37,408	25,444	6,381
Total realized gains (losses) on investments	127,574	83,167	63,201	2,832
Change in net unrealized appreciation (depreciation)
of investments	(480,802)	(285,123)	(206,178)	(16,714)
Net gains (losses) on investments	(282,616)	(164,548)	(117,533)	(7,501)
Net increase (decrease) in net assets resulting from operations	(282,616)	(164,548)	(117,533)	(7,501)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	953,144	544,397	568,161	67,155
Contract terminations and surrenders	(103,220)	(26,669)	(81,585)	(3,965)
Death benefit payments	—	—	—	—
Policy loan transfers	(41,897)	(7,296)	(529)	—
Transfers to other contracts	(10,835)	(21,384)	(36,221)	(1,353)
Cost of insurance and administration charges	(267,390)	(185,249)	(141,285)	(13,938)
Mortality and expenses charges	(3,864)	(2,677)	(2,041)	(201)
Surrender charges	(32,485)	(8,393)	(25,677)	(1,248)
Increase (decrease) in net assets from policy related transactions	493,453	292,729	280,823	46,450
Total increase (decrease)	210,837	128,181	163,290	38,949
Net assets as of December 31, 2018	$3,320,644	$1,723,522	$1,184,320	$239,838

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division

Net assets as of January 1, 2017	$178,897	$2,606,540	$11,510,237	$2,393,319
Increase (decrease) in net assets
Operations:
Net investment income (loss)	213	57,725	293,316	84,767
Total realized gains (losses) on investments	7,586	329,510	139,777	20,832
Change in net unrealized appreciation (depreciation)
of investments	49,201	(110,632)	1,441,776	212,689
Net gains (losses) on investments	57,000	276,603	1,874,869	318,288
Net increase (decrease) in net assets resulting from operations	57,000	276,603	1,874,869	318,288
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	67,355	1,431,127	4,403,711	1,545,276
Contract terminations and surrenders	(4,802)	(55,619)	(75,817)	(43,428)
Death benefit payments	(958)	(2,036)	(2,100)	—
Policy loan transfers	1,579	(39,479)	(130,976)	(87,136)
Transfers to other contracts	(17,922)	(283,357)	(1,098,731)	(314,205)
Cost of insurance and administration charges	(20,912)	(296,318)	(984,121)	(251,370)
Mortality and expenses charges	(289)	(4,101)	(13,627)	(3,479)
Surrender charges	(2,480)	(28,722)	(39,152)	(22,426)
Increase (decrease) in net assets from policy related transactions	21,571	721,495	2,059,187	823,232
Total increase (decrease)	78,571	998,098	3,934,056	1,141,520
Net assets as of December 31, 2017	257,468	3,604,638	15,444,293	3,534,839

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	69,808	511,340	133,566
Total realized gains (losses) on investments	21,288	279,116	652,428	142,434
Change in net unrealized appreciation (depreciation)
of investments	(19,391)	(504,543)	(2,007,060)	(419,594)
Net gains (losses) on investments	1,897	(155,619)	(843,292)	(143,594)
Net increase (decrease) in net assets resulting from operations	1,897	(155,619)	(843,292)	(143,594)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	112,554	1,209,273	3,668,198	973,079
Contract terminations and surrenders	(6,904)	(75,710)	(271,488)	(23,231)
Death benefit payments	—	—	—	—
Policy loan transfers	(267)	(14,415)	(248,170)	(45,372)
Transfers to other contracts	(14,704)	(421,093)	(257,310)	(28,503)
Cost of insurance and administration charges	(23,591)	(314,470)	(1,019,804)	(282,127)
Mortality and expenses charges	(343)	(4,544)	(14,734)	(4,076)
Surrender charges	(2,173)	(23,828)	(85,443)	(7,311)
Increase (decrease) in net assets from policy related transactions	64,572	355,213	1,771,249	582,459
Total increase (decrease)	66,469	199,594	927,957	438,865
Net assets as of December 31, 2018	$323,937	$3,804,232	$16,372,250	$3,973,704

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division

Net assets as of January 1, 2017	$11,599,631	$2,262,760	$18,698,030	$895,073
Increase (decrease) in net assets
Operations:
Net investment income (loss)	232,245	99,966	323,669	33,377
Total realized gains (losses) on investments	325,312	14,357	566,773	(2,647)
Change in net unrealized appreciation (depreciation)
of investments	2,019,231	120,389	3,510,316	4,174
Net gains (losses) on investments	2,576,788	234,712	4,400,758	34,904
Net increase (decrease) in net assets resulting from operations	2,576,788	234,712	4,400,758	34,904
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,266,228	1,234,345	6,319,287	1,076,579
Contract terminations and surrenders	(243,434)	(10,878)	(349,260)	(7,691)
Death benefit payments	(2,433)	(7,790)	(76,500)	—
Policy loan transfers	(153,733)	(6,833)	(286,504)	970
Transfers to other contracts	(533,997)	(178,312)	(811,258)	(141,264)
Cost of insurance and administration charges	(1,024,224)	(267,228)	(1,801,488)	(89,169)
Mortality and expenses charges	(14,179)	(3,699)	(24,936)	(1,235)
Surrender charges	(125,710)	(5,617)	(180,359)	(3,972)
Increase (decrease) in net assets from policy related transactions	3,168,518	753,988	2,788,982	834,218
Total increase (decrease)	5,745,306	988,700	7,189,740	869,122
Net assets as of December 31, 2017	17,344,937	3,251,460	25,887,770	1,764,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	528,934	120,310	676,914	39,610
Total realized gains (losses) on investments	900,349	65,080	1,442,615	(7,112)
Change in net unrealized appreciation (depreciation)
of investments	(2,712,640)	(242,089)	(4,635,188)	(13,793)
Net gains (losses) on investments	(1,283,357)	(56,699)	(2,515,659)	18,705
Net increase (decrease) in net assets resulting from operations	(1,283,357)	(56,699)	(2,515,659)	18,705
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,073,358	617,824	6,756,063	512,619
Contract terminations and surrenders	(934,609)	(213,412)	(538,926)	(8,580)
Death benefit payments	—	—	—	—
Policy loan transfers	(241,889)	10,679	(159,025)	(5,497)
Transfers to other contracts	(355,691)	(401,653)	(588,894)	(274,448)
Cost of insurance and administration charges	(1,139,034)	(261,093)	(1,902,294)	(106,360)
Mortality and expenses charges	(16,456)	(3,772)	(27,483)	(1,538)
Surrender charges	(294,140)	(67,165)	(169,611)	(2,700)
Increase (decrease) in net assets from policy related transactions	2,091,539	(318,592)	3,369,830	113,496
Total increase (decrease)	808,182	(375,291)	854,171	132,201
Net assets as of December 31, 2018	$18,153,119	$2,876,169	$26,741,941	$1,896,396

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	SmallCap Class 1 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division

Net assets as of January 1, 2017	$1,469,732	$904,340	$332,667	$1,422,000
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,346	—	6,111	25,252
Total realized gains (losses) on investments	12,645	(425)	265	2,435
Change in net unrealized appreciation (depreciation)
of investments	189,401	12,329	31,341	233,891
Net gains (losses) on investments	208,392	11,904	37,717	261,578
Net increase (decrease) in net assets resulting from operations	208,392	11,904	37,717	261,578
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	545,204	612,070	98,376	371,274
Contract terminations and surrenders	(40,032)	(19,444)	(135)	(6,863)
Death benefit payments	—	(2,769)	—	—
Policy loan transfers	5,891	(6,786)	(2,965)	(21,143)
Transfers to other contracts	(88,526)	(28,768)	(4,885)	(22,589)
Cost of insurance and administration charges	(158,614)	(92,923)	(28,350)	(185,459)
Mortality and expenses charges	(2,195)	(1,287)	(392)	(2,567)
Surrender charges	(20,673)	(10,041)	(70)	(3,544)
Increase (decrease) in net assets from policy related transactions	241,055	450,052	61,579	129,109
Total increase (decrease)	449,447	461,956	99,296	390,687
Net assets as of December 31, 2017	1,919,179	1,366,296	431,963	1,812,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,936	—	7,932	30,076
Total realized gains (losses) on investments	166,926	(10,364)	25,752	101,010
Change in net unrealized appreciation (depreciation)
of investments	(426,676)	39,337	(62,522)	(304,973)
Net gains (losses) on investments	(252,814)	28,973	(28,838)	(173,887)
Net increase (decrease) in net assets resulting from operations	(252,814)	28,973	(28,838)	(173,887)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	630,894	454,966	102,682	395,581
Contract terminations and surrenders	(33,417)	(16,939)	(363)	(9,381)
Death benefit payments	—	(801)	—	—
Policy loan transfers	(66,960)	(2,340)	3,174	(307)
Transfers to other contracts	(76,707)	(129,989)	(18,784)	(52,700)
Cost of insurance and administration charges	(160,346)	(104,455)	(26,540)	(190,996)
Mortality and expenses charges	(2,317)	(1,508)	(383)	(2,760)
Surrender charges	(10,517)	(5,331)	(114)	(2,952)
Increase (decrease) in net assets from policy related transactions	280,630	193,603	59,672	136,485
Total increase (decrease)	27,816	222,576	30,834	(37,402)
Net assets as of December 31, 2018	$1,946,995	$1,588,872	$462,797	$1,775,285

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017, except as noted

	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	Wanger International Division

Net assets as of January 1, 2017	$534,236	$504,547	$99,367
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,212	—	2,128
Total realized gains (losses) on investments	(1,739)	(18,843)	5,660
Change in net unrealized appreciation (depreciation)
of investments	73,973	19,939	35,748
Net gains (losses) on investments	83,446	1,096	43,536
Net increase (decrease) in net assets resulting from operations	83,446	1,096	43,536
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	199,408	271,263	155,964
Contract terminations and surrenders	(6,280)	(4,274)	(15,431)
Death benefit payments	—	—	—
Policy loan transfers	(5,622)	(4,342)	—
Transfers to other contracts	(15,983)	(46,626)	(29,026)
Cost of insurance and administration charges	(40,620)	(51,125)	(21,105)
Mortality and expenses charges	(563)	(707)	(293)
Surrender charges	(3,243)	(2,207)	(7,969)
Increase (decrease) in net assets from policy related transactions	127,097	161,982	82,140
Total increase (decrease)	210,543	163,078	125,676
Net assets as of December 31, 2017	744,779	667,625	225,043

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,514	—	8,668
Total realized gains (losses) on investments	42,334	(29,128)	47,302
Change in net unrealized appreciation (depreciation)
of investments	(121,238)	(161,623)	(154,781)
Net gains (losses) on investments	(64,390)	(190,751)	(98,811)
Net increase (decrease) in net assets resulting from operations	(64,390)	(190,751)	(98,811)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	206,368	203,621	406,870
Contract terminations and surrenders	(654)	(8,672)	(11,164)
Death benefit payments	—	—	—
Policy loan transfers	(68)	(14,955)	(5,991)
Transfers to other contracts	(2,028)	(93,882)	(7,571)
Cost of insurance and administration charges	(47,864)	(53,477)	(41,463)
Mortality and expenses charges	(691)	(772)	(599)
Surrender charges	(206)	(2,729)	(3,513)
Increase (decrease) in net assets from policy related transactions	154,857	29,134	336,569
Total increase (decrease)	90,467	(161,617)	237,758
Net assets as of December 31, 2018	$835,246	$506,008	$462,801

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2018, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Multi-Asset Income Account (7)
Principal Capital Appreciation Account (4)
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.:
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
American Century Investments®:
VP Capital Appreciation Fund – Class II (2)
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Value Fund – Class II

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

American Funds Insurance Series:
Blue Chip Income and Growth Fund – Class 2 (5)
Global Balanced Fund Class 2 (9)
Growth Fund – Class 2 (3)
International Fund – Class 2 (3)
New World Fund – Class 2 (3)
Calvert VP Portfolio:
Investment Grade Bond Index – Class I (2)
Russell 2000 Small Cap Index – Class F
S&P 500 Index (2)
S&P MidCap 400 Index – Class F
ClearBridge Variable Mid Cap Portfolio – Class I Shares (5)
Delaware VIP® Trust Series:
Small Cap Value – Service Class
Smid Cap Core – Service Class
Dreyfus IP MidCap Stock Portfolio – Service Shares (3)
DWS Small Mid Cap Value VIP – Class B
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Government Money Market Portfolio – Service Class (6)
High Income Portfolio – Service Class 2
    Mid Cap Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund - Class 2
Invesco V.I. Fund:
American Franchise Fund – Series II Shares
    American Value Fund – Series I Shares (5)
Core Equity Fund – Series II Shares
    Health Care Fund – Series I Shares
    Mid Cap Core Equity Fund – Series II Shares
Janus Henderson:
Enterprise – Service Shares (9)
Series Forty Portfolio – Service Shares
Lord Abbett Series Fund:
Developing Growth Portfolio – Class VC (7)
International Opportunities Portfolio – Class VC (7)
MFS ®:
Blended Research Small Cap Equity Portfolio – Service Class (7)
Mid Cap Value Portfolio – Service Class (5)
New Discovery Series – Service Class
New Discovery Value Portfolio – Service Class (7)
Utilities Series – Service Class
Neuberger Berman Advisors Management Trust:
    Large Cap Value Portfolio – Class I
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
Putnam VT Growth Opportunities Fund – Class IB (8)

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

TOPS Managed Risk Series:
Balanced ETF Portfolio – Class 2
Growth ETF Portfolio – Class 2
    Moderate Growth ETF Portfolio – Class 2
VanEck VIP Global Hard Assets Fund – Class S Shares
Wanger International (5)

(1)	Organized by Principal National.

(2)	Commencement of operations, April 24, 2014.

(3)	Commencement of operations, May 17, 2014.

(4)	Commencement of operations, April 17, 2015.

(5)	Commencement of operations, May 18, 2015.

(6)	Commencement of operations, February 8, 2016.

(7)	Commencement of operations, May 23, 2016.

(8)	Commencement of operations, November 18, 2016.
(9) Commencement of operations, June 11, 2018.

Commencement of operations date is the date the division became available to contractholders.

During 2018, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
October 13, 2018	LargeCap Value Class 1 Division	Equity Income Class 1 Division	$2,142,627

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support Principal® Variable Universal Life Income III variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2018. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal National is compensated for the following expenses and charges:

Principal® Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

During the year ended December 31, 2018, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

The annual rates used in this calculation for each of the other divisions are shown in the following tables.

	First $100	Next $100	Next $100	Next $100	Over $400
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	First $100	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1,000	Next $1,000	Over $3,000		First $200	Next $300	Over $500
LargeCap Growth						Short-Term
Account	0.68%	0.63%	0.61%	0.56%	0.51%	Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	(in millions)
	First $500	Over $500		All Net Assets
Principal Capital Appreciation			LargeCap S&P 500 Index
Account	0.625%	0.500%	Account	0.25%
			Multi-Asset Income Account	0.03

	Net Assets of Accounts
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond
Account	0.50%	0.45%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

The Manager has contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2018 through December 31, 2018
	Class 1	Expiration
SAM Balanced Portfolio	0.86%	April 30, 2019
SAM Conservative Balanced Portfolio	0.84	April 30, 2019
SAM Conservative Growth Portfolio	0.99	April 30, 2019
SAM Strategic Growth Portfolio	0.99	April 30, 2019

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	All Classes	Expiration
LargeCap Growth Account I	0.016%	April 30, 2019

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2018 through December 31, 2018
	Class 1	Expiration
Principal LifeTime 2060 Account	0.10%	April 30, 2019
Multi-Asset Income Account	0.08	April 30, 2019

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2019.

Reinsurance

A modified coinsurance reinsurance agreement is in place between Principal Life Insurance Company and Principal National for the Separate Accounts.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2018:

	2018
Division	Purchases	Sales

AllianceBernstein International Value Class A	$339,545	$124,008

AllianceBernstein Small Cap Growth Class A	$42,350	$17,244

AllianceBernstein Small/Mid Cap Value Class A	$601,640	$280,066

American Century VP Capital Appreciation Class II	$141,368	$42,119

American Century VP Income & Growth Class II	$345,698	$101,649

American Century VP Inflation Protection Class II	$197,272	$63,583

American Century VP Mid Cap Value Class II	$710,411	$208,204

American Century VP Value Class II	$322,894	$256,393

American Funds Insurance Series Blue Chip Income and Growth Class 2	$606,072	$131,362

American Funds Insurance Series Global Balanced Fund Class 2	$9,466	$2,616

American Funds Insurance Series Growth Fund Class 2	$1,151,525	$404,671

American Funds Insurance Series International Fund Class 2	$557,666	$211,730

American Funds Insurance Series New World Fund Class 2	$519,628	$154,892

Calvert Investment Grade Bond Index Class I	$244,331	$79,343

Calvert Russell 2000 Small Cap Index Class F	$574,673	$183,585

Calvert S&P 500 Index	$116,479	$29,659

Calvert S&P MidCap 400 Index Class F	$834,578	$201,920

ClearBridge Mid Cap Portfolio Series I	$91,319	$36,600

Core Plus Bond Class 1	$649,588	$221,117

Delaware Small Cap Value Service Class	$565,425	$172,262

Delaware Smid Cap Core Service Class	$886,128	$225,260

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	2018
Diversified International Class 1	$797,831	$298,752

Dreyfus IP MidCap Stock Service Shares	$126,311	$24,969

DWS Small Mid Cap Value Class B	$130,251	$36,091

Equity Income Class 1	$2,977,895	$310,659

Fidelity VIP Contrafund Service Class 2	$2,397,917	$819,787

Fidelity VIP Equity-Income Service Class 2	$381,655	$184,657

Fidelity VIP Government Money Market Service Class	$12,134,668	$11,790,567

Fidelity VIP High Income Service Class 2	$790,989	$446,150

Fidelity VIP Mid Cap Service Class 2	$1,424,610	$544,810

Franklin Mutual Global Discovery VIP Class 2	$484,141	$234,460

Franklin Rising Dividends VIP Class 2	$749,783	$261,659

Franklin Small Cap Value VIP Class 2	$340,361	$93,787

Government & High Quality Bond Class 1	$538,142	$166,287

International Emerging Markets Class 1	$1,142,843	$546,524

Invesco American Franchise Series II	$79,996	$43,367

Invesco American Value Series I	$26,964	$4,999

Invesco Core Equity Series II	$73,915	$114,608

Invesco Health Care Series I	$1,032,561	$389,508

Invesco Mid Cap Core Equity Series II	$152,781	$98,401

Janus Henderson Enterprise Service Shares	$37,035	$5,194

Janus Henderson Forty Service Shares	$1,335,502	$648,137

LargeCap Growth Class 1	$592,936	$301,009

LargeCap Growth I Class 1	$1,191,854	$470,512

LargeCap S&P 500 Index Class 1	$3,500,609	$1,269,213

Lord Abbett Series Fund Developing Growth Class VC	$234,454	$14,203

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	2018
Lord Abbett Series Fund International Opportunities Class VC	$280,989	$21,131

MFS Blended Research Small Cap Equity Service Class	$45,050	$41,309

MFS Mid Cap Value Portfolio Service Class	$287,892	$150,640

MFS New Discovery Service Class	$340,347	$69,351

MFS New Discovery Value Service Class	$92,736	$11,506

MFS Utilities Service Class	$673,614	$259,548

MidCap Class 1	$1,181,492	$360,605

Multi-Asset Income Class 1	$4,377	$1,281

Neuberger Berman AMT Large Cap Value Class I	$80,864	$38,623

Oppenheimer Main Street Small Cap Service Shares	$229,617	$117,158

Principal Capital Appreciation Class 1	$418,750	$185,636

Principal LifeTime 2010 Class 1	$16,844	$7,112

Principal LifeTime 2020 Class 1	$100,812	$107,574

Principal LifeTime 2030 Class 1	$1,388,084	$327,083

Principal LifeTime 2040 Class 1	$1,139,047	$459,691

Principal LifeTime 2050 Class 1	$662,224	$251,668

Principal LifeTime 2060 Class 1	$636,409	$287,338

Principal LifeTime Strategic Income Class 1	$76,017	$20,705

Putnam VT Growth Opportunities Class IB	$129,477	$47,982

Real Estate Securities Class 1	$1,592,316	$854,060

SAM Balanced Portfolio Class 1	$4,984,700	$1,896,949

SAM Conservative Balanced Portfolio Class 1	$1,255,984	$390,620

SAM Conservative Growth Portfolio Class 1	$6,529,756	$2,981,819

SAM Flexible Income Portfolio Class 1	$811,515	$936,416

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	2018
SAM Strategic Growth Portfolio Class 1	$8,943,235	$3,386,233

Short-Term Income Class 1	$552,229	$399,123

SmallCap Class 1	$782,200	$350,264

Templeton Global Bond VIP Class 2	$454,965	$261,363

TOPS Managed Risk Balanced ETF Class 2	$135,250	$43,010

TOPS Managed Risk Growth ETF Class 2	$531,993	$259,096

TOPS Managed Risk Moderate Growth ETF Class 2	$263,233	$51,511

VanEck Global Hard Assets Class S	$203,621	$174,487

Wanger International	$462,921	$70,301

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2018			2017
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein International Value Class A	37,561	14,453	23,108	36,032	12,368	23,664

AllianceBernstein Small Cap Growth Class A	1,158	599	559	1,161	2,033	(872)

AllianceBernstein Small/Mid Cap Value Class A	19,037	10,895	8,142	19,158	7,675	11,483

American Century VP Capital Appreciation Class II	9,680	2,898	6,782	9,165	3,641	5,524

American Century VP Income & Growth Class II	9,334	3,419	5,915	7,547	3,492	4,055

American Century VP Inflation Protection Class II	15,152	5,262	9,890	10,839	8,023	2,816

American Century VP Mid Cap Value Class II	18,140	6,376	11,764	18,611	7,058	11,553

American Century VP Value Class II	9,784	8,182	1,602	10,633	4,830	5,803

American Funds Insurance Series Blue Chip Income and Growth Class 2	37,619	10,059	27,560	56,032	11,419	44,613

American Funds Insurance Series Global Balanced Fund Class 2	943	262	681	—	—	—

American Funds Insurance Series Growth Fund Class 2	51,356	22,793	28,563	79,382	13,858	65,524

American Funds Insurance Series International Fund Class 2	39,824	17,120	22,704	48,674	13,736	34,938

American Funds Insurance Series New World Fund Class 2	40,863	12,936	27,927	33,414	6,312	27,102

Calvert Investment Grade Bond Index Class I	20,515	7,361	13,154	13,939	5,656	8,283

Calvert Russell 2000 Small Cap Index Class F	19,652	7,242	12,410	20,088	4,733	15,355

Calvert S&P 500 Index	5,955	1,884	4,071	3,739	864	2,875

Calvert S&P MidCap 400 Index Class F	28,286	8,181	20,105	30,385	8,844	21,541

ClearBridge Mid Cap Portfolio Series I	7,353	3,140	4,213	7,021	1,320	5,701

Core Plus Bond Class 1	23,390	8,613	14,777	24,499	5,492	19,007

Delaware Small Cap Value Service Class	18,226	6,453	11,773	20,818	5,785	15,033

Delaware Smid Cap Core Service Class	21,459	10,567	10,892	23,846	11,088	12,758

Diversified International Class 1	24,199	9,667	14,532	27,483	10,298	17,185

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	2018			2017
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Dreyfus IP MidCap Stock Service Shares	7,672	1,789	5,883	5,237	1,942	3,295

DWS Small Mid Cap Value Class B	3,700	1,636	2,064	3,710	1,595	2,115

Equity Income Class 1	124,065	13,836	110,229	24,847	9,890	14,957

Fidelity VIP Contrafund Service Class 2	48,969	20,673	28,296	49,895	22,521	27,374

Fidelity VIP Equity-Income Service Class 2	12,044	7,023	5,021	15,428	6,779	8,649

Fidelity VIP Government Money Market Service Class	1,189,334	1,164,351	24,983	1,200,908	1,184,160	16,748

Fidelity VIP High Income Service Class 2	22,419	14,915	7,504	24,783	15,881	8,902

Fidelity VIP Mid Cap Service Class 2	23,829	11,283	12,546	25,282	15,041	10,241

Franklin Mutual Global Discovery VIP Class 2	12,012	6,697	5,315	21,397	5,845	15,552

Franklin Rising Dividends VIP Class 2	17,993	7,862	10,131	19,248	7,562	11,686

Franklin Small Cap Value VIP Class 2	6,763	2,489	4,274	5,802	2,638	3,164

Government & High Quality Bond Class 1	35,926	12,278	23,648	28,911	11,661	17,250

International Emerging Markets Class 1	25,883	12,546	13,337	24,118	8,902	15,216

Invesco American Franchise Series II	3,233	2,044	1,189	2,060	900	1,160

Invesco American Value Series I	1,650	441	1,209	1,103	338	765

Invesco Core Equity Series II	1,890	3,397	(1,507)	3,192	1,513	1,679

Invesco Health Care Series I	24,604	13,154	11,450	21,929	14,938	6,991

Invesco Mid Cap Core Equity Series II	4,007	4,482	(475)	6,065	3,148	2,917

Janus Henderson Enterprise Service Shares	967	133	834	—	—	—

Janus Henderson Forty Service Shares	42,145	26,875	15,270	32,428	16,957	15,471

LargeCap Growth Class 1	13,760	8,483	5,277	12,473	6,231	6,242

LargeCap Growth I Class 1	17,377	8,073	9,304	11,370	7,384	3,986

LargeCap S&P 500 Index Class 1	106,792	45,371	61,421	113,467	85,903	27,564

Lord Abbett Series Fund Developing Growth Class VC	11,650	827	10,823	1,672	1,551	121

Lord Abbett Series Fund International Opportunities Class VC	18,647	1,703	16,944	8,037	414	7,623

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	2018			2017
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

MFS Blended Research Small Cap Equity Service Class	2,626	2,912	(286)	5,212	357	4,855

MFS Mid Cap Value Portfolio Service Class	21,029	12,364	8,665	20,044	8,064	11,980

MFS New Discovery Service Class	7,113	1,887	5,226	4,068	2,030	2,038

MFS New Discovery Value Service Class	5,558	828	4,730	2,438	198	2,240

MFS Utilities Service Class	38,051	15,134	22,917	32,659	12,964	19,695

MidCap Class 1	7,164	3,846	3,318	8,475	4,457	4,018

Multi-Asset Income Class 1	331	110	221	1,273	43	1,230

Neuberger Berman AMT Large Cap Value Class I	2,662	1,848	814	2,699	1,801	898

Oppenheimer Main Street Small Cap Service Shares	5,859	4,091	1,768	8,001	4,271	3,730

Principal Capital Appreciation Class 1	25,448	13,732	11,716	38,507	12,154	26,353

Principal LifeTime 2010 Class 1	503	353	150	1,034	7,823	(6,789)

Principal LifeTime 2020 Class 1	2,981	4,585	(1,604)	5,743	2,003	3,740

Principal LifeTime 2030 Class 1	52,121	13,675	38,446	35,951	11,817	24,134

Principal LifeTime 2040 Class 1	37,472	17,954	19,518	44,698	26,258	18,440

Principal LifeTime 2050 Class 1	20,920	9,630	11,290	25,619	11,660	13,959

Principal LifeTime 2060 Class 1	37,620	18,791	18,829	28,654	17,189	11,465

Principal LifeTime Strategic Income Class 1	3,721	1,151	2,570	4,815	750	4,065

Putnam VT Growth Opportunities Class IB	7,790	3,311	4,479	6,044	4,274	1,770

Real Estate Securities Class 1	16,002	11,247	4,755	19,485	9,657	9,828

SAM Balanced Portfolio Class 1	195,603	100,368	95,235	248,270	132,580	115,690

SAM Conservative Balanced Portfolio Class 1	54,091	21,712	32,379	90,199	42,001	48,198

SAM Conservative Growth Portfolio Class 1	262,916	153,770	109,146	299,600	119,795	179,805

SAM Flexible Income Portfolio Class 1	35,142	53,144	(18,002)	73,602	28,334	45,268

SAM Strategic Growth Portfolio Class 1	349,100	174,752	174,348	359,803	202,786	157,017

Short-Term Income Class 1	38,752	30,192	8,560	82,711	18,544	64,167

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	2018			2017
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
SmallCap Class 1	17,725	9,868	7,857	17,430	9,734	7,696

Templeton Global Bond VIP Class 2	28,095	16,105	11,990	37,719	10,010	27,709

TOPS Managed Risk Balanced ETF Class 2	7,754	3,236	4,518	7,673	2,891	4,782

TOPS Managed Risk Growth ETF Class 2	27,658	18,467	9,191	27,828	18,128	9,700

TOPS Managed Risk Moderate Growth ETF Class 2	14,631	3,679	10,952	15,051	5,427	9,624

VanEck Global Hard Assets Class S	31,472	25,911	5,561	40,820	16,340	24,480

Wanger International	34,493	6,179	28,314	14,599	6,794	7,805

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

6. Financial Highlights

Principal National sells a variable life insurance product, which has multiple investment options that could have different returns.

The Separate Account has presented the following disclosures for 2018, 2017, 2016, 2015 and 2014 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The summary may not reflect the minimum and maximum contract charges offered by Principal National as the contractholder may not have selected all available and applicable contract options as discussed in Note 2.

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

AllianceBernstein International Value Class A:
2018	117	$7.02	$825	1.58%	—%	(22.77)%
2017	94	$9.09	$858	2.48%	—%	25.38%
2016	71	$7.25	$513	1.47%	—%	(0.55)%
2015	49	$7.29	$353	2.82%	—%	2.68%
2014	35	$7.10	$250	4.20%	—%	(6.21)%

AllianceBernstein Small Cap Growth Class A:
2018	6	$25.55	$148	—%	—%	(0.89)%
2017	5	$25.78	$135	—%	—%	34.13%
2016	6	$19.22	$117	—%	—%	6.48%
2015	5	$18.05	$88	—%	—%	(1.26)%
2014	5	$18.28	$97	—%	—%	(1.83)%

AllianceBernstein Small/Mid Cap Value Class A:
2018	57	$21.71	$1,234	0.49%	—%	(15.03)%
2017	49	$25.55	$1,244	0.47%	—%	13.15%
2016	37	$22.58	$840	0.63%	—%	25.10%
2015	26	$18.05	$472	0.83%	—%	(5.50)%
2014	13	$19.10	$252	0.77%	—%	9.21%

American Century VP Capital Appreciation Class II:
2018	20	$13.16	$269	—%	—%	(5.32)%
2017	14	$13.90	$190	—%	—%	21.61%
2016	8	$11.43	$93	—%	—%	3.16%
2015	4	$11.08	$49	—%	—%	1.74%
2014 (4)	2	$10.89	$23	—%	—%	10.78%

American Century VP Income & Growth Class II:
2018	28	$26.85	$752	1.71%	—%	(7.19)%
2017	22	$28.93	$639	2.15%	—%	20.29%
2016	18	$24.05	$434	2.12%	—%	13.18%
2015	13	$21.25	$273	1.91%	—%	(5.93)%
2014	12	$22.59	$273	1.82%	—%	12.33%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

American Century VP Inflation Protection Class II:
2018	46	$11.94	$547	2.92%	—%	(2.85)%
2017	36	$12.29	$442	2.62%	—%	3.71%
2016	33	$11.85	$393	1.80%	—%	4.41%
2015	27	$11.35	$305	1.74%	—%	(2.49)%
2014	17	$11.64	$202	1.40%	—%	3.28%

American Century VP Mid Cap Value Class II:
2018	58	$28.56	$1,651	1.28%	—%	(12.95)%
2017	46	$32.81	$1,510	1.40%	—%	11.45%
2016	34	$29.44	$1,015	1.55%	—%	22.72%
2015	22	$23.99	$537	1.48%	—%	(1.56)%
2014	16	$27.37	$394	1.03%	—%	16.21%

American Century VP Value Class II:
2018	34	$28.32	$949	1.54%	—%	(9.29)%
2017	32	$31.22	$996	1.54%	—%	8.59%
2016	26	$28.75	$750	1.60%	—%	20.24%
2015	18	$23.91	$429	2.02%	—%	(4.01)%
2014	15	$24.91	$381	1.28%	—%	12.92%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2018	104	$11.86	$1,230	2.09%	—%	(8.70)%
2017	76	$12.99	$988	2.46%	—%	17.03%
2016	31	$11.10	$349	2.73%	—%	18.72%
2015 (7)	10	$9.35	$97	6.18%	—%	(6.69)%

American Funds Insurance Series Global Balanced Fund Class 2:
2018(11)	1	$9.29	$6	5.27%	—%	(7.38)%

American Funds Insurance Series Growth Fund Class 2:
2018	145	$16.39	$2,378	0.47%	—%	(0.24)%
2017	116	$16.43	$1,914	0.60%	—%	28.26%
2016	51	$12.81	$653	0.88%	—%	9.49%
2015	27	$11.70	$317	1.11%	—%	6.85%
2014 (5)	2	$10.95	$25	2.48%	—%	8.85%

American Funds Insurance Series International Fund Class 2:
2018	98	$10.89	$1,068	1.85%	—%	(13.16)%
2017	75	$12.54	$945	1.45%	—%	32.14%
2016	40	$9.49	$384	1.73%	—%	3.60%
2015	19	$9.16	$178	2.19%	—%	(4.58)%
2014 (5)	1	$9.60	$13	5.16%	—%	(4.48)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series New World Fund Class 2:
2018	82	$10.40	$853	0.95%	—%	(14.05)%
2017	54	$12.10	$654	1.11%	—%	29.41%
2016	27	$9.35	$252	1.04%	—%	5.29%
2015	9	$8.88	$83	0.71%	—%	(3.16)%
2014 (5)	1	$9.17	$7	3.70%	—%	(8.76)%

Calvert Investment Grade Bond Index Class I:
2018	69	$10.94	$751	3.32%	—%	(0.36)%
2017	56	$10.98	$610	2.94%	—%	3.58%
2016	47	$10.60	$501	3.07%	—%	2.51%
2015	42	$10.34	$432	0.20%	—%	0.10%
2014 (4)	24	$10.33	$247	4.19%	—%	3.20%

Calvert Russell 2000 Small Cap Index Class F:
2018	49	$21.64	$1,061	1.18%	—%	(11.46)%
2017	37	$24.44	$895	0.80%	—%	14.10%
2016	21	$21.42	$456	0.46%	—%	20.61%
2015	14	$17.76	$240	—%	—%	(5.38)%
2014	8	$18.77	$149	0.41%	—%	3.93%

Calvert S&P 500 Index:
2018	17	$14.45	$242	2.03%	—%	(4.75)%
2017	13	$15.17	$192	1.54%	—%	21.46%
2016	10	$12.49	$123	1.25%	—%	11.52%
2015	10	$11.20	$117	0.19%	—%	0.99%
2014 (4)	6	$11.09	$67	2.65%	—%	11.79%

Calvert S&P MidCap 400 Index Class F:
2018	82	$21.40	$1,744	1.27%	—%	(11.57)%
2017	61	$24.20	$1,486	0.73%	—%	15.62%
2016	40	$20.93	$834	0.64%	—%	19.94%
2015	27	$17.45	$473	—%	—%	(2.89)%
2014	12	$17.97	$215	0.92%	—%	8.98%

ClearBridge Mid Cap Portfolio Series I:
2018	18	$10.32	$183	0.58%	—%	(12.47)%
2017	14	$11.79	$159	0.55%	—%	12.82%
2016	8	$10.45	$82	0.96%	—%	9.31%
2015 (7)	2	$9.56	$22	—%	—%	(5.35)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
Core Plus Bond Class 1:
2018	57	$25.79	$1,458	3.59%	—%	(1.41)%
2017	42	$26.16	$1,092	2.72%	—%	4.81%
2016	23	$24.96	$568	3.25%	—%	4.09%
2015	14	$23.98	$347	3.42%	—%	(0.50)%
2014	9	$24.10	$228	3.38%	—%	5.24%

Delaware Small Cap Value Service Class:
2018	50	$22.30	$1,111	0.58%	—%	(16.95)%
2017	38	$26.85	$1,021	0.55%	—%	11.78%
2016	23	$24.02	$553	0.63%	—%	31.04%
2015	17	$18.33	$309	0.43%	—%	(6.43)%
2014	10	$19.59	$199	0.28%	—%	5.61%

Delaware Smid Cap Core Service Class:
2018	74	$17.89	$1,320	—%	—%	(12.43)%
2017	63	$20.43	$1,284	0.08%	—%	18.37%
2016	50	$17.26	$864	—%	—%	8.01%
2015	33	$15.98	$530	0.13%	—%	7.32%
2014	16	$14.89	$239	—%	—%	2.90%

Diversified International Class 1:
2018	78	$26.29	$2,053	2.26%	—%	(17.53)%
2017	64	$31.88	$2,026	1.86%	—%	29.07%
2016	46	$24.70	$1,145	2.43%	—%	0.32%
2015	33	$24.62	$812	2.63%	—%	(0.32)%
2014	18	$24.70	$450	2.33%	—%	(3.21)%

Dreyfus IP MidCap Stock Service Shares:
2018	16	$12.05	$195	0.29%	—%	(15.68)%
2017	10	$14.29	$148	0.74%	—%	14.96%
2016	7	$12.43	$87	0.81%	—%	15.20%
2015	6	$10.79	$63	0.41%	—%	(2.44)%
2014 (5)	5	$11.06	$58	—%	—%	9.83%

DWS Small Mid Cap Value Class B:
2018 (12)	13	$18.70	$236	0.98%	—%	(16.33)%
2017	11	$22.35	$236	0.34%	—%	10.15%
2016	8	$20.29	$171	0.21%	—%	16.48%
2015	7	$17.42	$115	—%	—%	(2.24)%
2014	4	$17.82	$72	0.25%	—%	5.13%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
Equity Income Class 1:
2018	197	$21.17	$4,172	1.61%	—%	(5.02)%
2017	87	$22.29	$1,935	2.33%	—%	21.08%
2016	72	$18.41	$1,323	2.78%	—%	15.71%
2015	53	$15.91	$842	2.56%	—%	(3.93)%
2014	39	$16.56	$647	2.40%	—%	12.81%

Fidelity VIP Contrafund Service Class 2:
2018	153	$35.73	$5,469	0.45%	—%	(6.64)%
2017	125	$38.27	$4,775	0.81%	—%	21.57%
2016	97	$31.48	$3,066	0.71%	—%	7.73%
2015	71	$29.22	$2,071	0.97%	—%	0.41%
2014	42	$29.10	$1,223	0.98%	—%	11.67%

Fidelity VIP Equity-Income Service Class 2:
2018	41	$24.24	$992	2.15%	—%	(8.56)%
2017	36	$26.51	$952	1.65%	—%	12.66%
2016	27	$23.53	$641	2.37%	—%	17.71%
2015	21	$19.99	$412	3.43%	—%	(4.26)%
2014	14	$20.88	$300	3.35%	—%	8.52%

Fidelity VIP Government Money Market Service Class:
2018	593	$10.22	$6,068	1.55%	—%	1.49%
2017	568	$10.07	$5,723	0.57%	—%	0.60%
2016 (8)	552	$10.01	$5,523	0.12%	—%	0.10%

Fidelity VIP High Income Service Class 2:
2018	72	$28.95	$2,089	5.76%	—%	(3.60)%
2017	65	$30.03	$1,942	5.46%	—%	6.91%
2016	56	$28.09	$1,567	6.27%	—%	14.14%
2015	37	$24.61	$915	7.60%	—%	(3.87)%
2014	24	$25.60	$608	7.38%	—%	0.91%

Fidelity VIP Mid Cap Service Class 2:
2018	74	$40.67	$3,026	0.42%	—%	(14.770)%
2017	62	$47.72	$2,952	0.51%	—%	20.54%
2016	52	$39.59	$2,043	0.36%	—%	11.93%
2015	38	$35.37	$1,338	0.33%	—%	(1.640)%
2014	20	$35.96	$708	0.03%	—%	6.05%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
Franklin Mutual Global Discovery VIP Class 2:
2018	52	$31.27	$1,623	2.47%	—%	(11.22)%
2017	47	$35.22	$1,641	1.73%	—%	8.57%
2016	31	$32.44	$1,006	1.73%	—%	12.17%
2015	24	$28.92	$694	2.95%	—%	(3.63)%
2014	16	$30.01	$466	2.41%	—%	5.71%

Franklin Rising Dividends VIP Class 2:
2018	66	$30.91	$2,049	1.26%	—%	(5.07)%
2017	56	$32.56	$1,829	1.46%	—%	20.55%
2016	44	$27.01	$1,202	1.30%	—%	16.02%
2015	36	$23.28	$836	1.40%	—%	(3.64)%
2014	27	$24.16	$646	1.26%	—%	8.73%

Franklin Small Cap Value VIP Class 2:
2018	18	$32.79	$578	0.84%	—%	(12.86)%
2017	13	$37.63	$503	0.51%	—%	10.64%
2016	10	$34.01	$347	0.77%	—%	30.21%
2015	8	$26.12	$202	0.62%	—%	(7.41)%
2014	7	$28.21	$183	0.53%	—%	0.57%

Government & High Quality Bond Class 1:
2018	104	$13.80	$1,430	4.08%	—%	0.95%
2017	80	$13.67	$1,094	4.11%	—%	1.86%
2016	63	$13.42	$842	3.49%	—%	1.82%
2015	49	$13.18	$649	3.46%	—%	0.76%
2014	33	$13.08	$437	4.02%	—%	5.06%

International Emerging Markets Class 1:
2018	70	$36.12	$2,516	1.25%	—%	(21.01)%
2017	56	$45.73	$2,576	1.30%	—%	40.84%
2016	41	$32.47	$1,335	1.19%	—%	9.40%
2015	33	$29.68	$984	1.74%	—%	(13.82)%
2014	20	$34.44	$680	0.97%	—%	(3.75)%

Invesco American Franchise Series II:
2018	7	$19.21	$142	—%	—%	(3.90)%
2017	6	$19.99	$124	—%	—%	27.00%
2016	5	$15.74	$79	—%	—%	2.01%
2015	3	$15.43	$45	—%	—%	4.75%
2014	2	$14.73	$33	—%	—%	8.15%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
Invesco American Value Series I:
2018	5	$9.66	$52	0.51%	—%	(12.66)%
2017	4	$11.06	$46	0.85%	—%	9.94%
2016	3	$10.06	$34	0.41%	—%	15.50%
2015 (7)	—	$8.71	$1	1.05%	—%	(13.51)%

Invesco Core Equity Series II:
2018	5	$30.09	$152	—%	—%	(9.61)%
2017	7	$33.29	$218	0.87%	—%	12.89%
2016	5	$29.49	$144	0.53%	—%	10.00%
2015	3	$26.81	$82	1.05%	—%	(6.00)%
2014	1	$28.52	$35	0.74%	—%	7.87%

Invesco Health Care Series I:
2018 (13)	81	$28.51	$2,300	—%	—%	0.88%
2017	69	$28.26	$1,956	0.37%	—%	15.82%
2016	62	$24.40	$1,518	—%	—%	(11.47)%
2015	46	$27.56	$1,257	—%	—%	3.18%
2014	26	$26.71	$688	—%	—%	19.67%

Invesco Mid Cap Core Equity Series II:
2018	20	$19.70	$398	0.11%	—%	(11.58)%
2017	21	$22.28	$461	0.33%	—%	14.67%
2016	18	$19.43	$345	—%	—%	13.16%
2015	13	$17.17	$220	0.11%	—%	(4.29)%
2014	9	$17.94	$164	—%	—%	4.18%

Janus Henderson Enterprise Service Shares:
2018 (11)	1	$34.78	$29	0.02%	—%	(10.52)%

Janus Henderson Forty Service Shares:
2018	97	$22.45	$2,182	1.20%	—%	1.72%
2017	82	$22.07	$1,808	—%	—%	29.98%
2016	66	$16.98	$1,128	0.84%	—%	1.98%
2015	42	$16.65	$696	1.10%	—%	11.90%
2014	23	$14.88	$337	0.03%	—%	8.45%

LargeCap Growth Class 1:
2018	42	$30.29	$1,283	0.22%	—%	(7.28)%
2017	37	$32.67	$1,212	0.38%	—%	34.89%
2016	31	$24.22	$747	0.29%	—%	(5.13)%
2015	21	$25.53	$534	0.16%	—%	4.98%
2014	11	$24.32	$267	0.57%	—%	11.10%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
LargeCap Growth I Class 1:
2018	48	$53.66	$2,587	0.04%	—%	3.59%
2017	39	$51.80	$2,016	0.03%	—%	33.71%
2016	35	$38.74	$1,353	—%	—%	1.25%
2015	23	$38.26	$861	0.23%	—%	7.77%
2014	11	$35.50	$405	0.11%	—%	8.63%

LargeCap S&P 500 Index Class 1:
2018	385	$25.64	$9,860	1.78%	—%	(4.58)%
2017	323	$26.87	$8,683	1.64%	—%	21.47%
2016	296	$22.12	$6,537	1.70%	—%	11.60%
2015	226	$19.82	$4,476	1.50%	—%	1.12%
2014	157	$19.60	$3,076	1.27%	—%	13.29%

Lord Abbett Series Fund Developing Growth Class VC:
2018	11	$15.14	$172	—%	—%	4.85%
2017	1	$14.44	$8	—%	—%	29.97%
2016 (9)	—	$11.11	$5	—%	—%	10.66%

Lord Abbett Series Fund International Opportunities Class VC:
2018	25	$10.39	$257	1.15%	—%	(23.66)%
2017	8	$13.61	$107	3.14%	—%	39.30%
2016 (9)	—	$9.77	$2	3.09%	—%	(2.79)%

MFS Blended Research Small Cap Equity Service Class:
2018	5	$12.90	$59	0.60%	—%	(5.36)%
2017	5	$13.63	$66	0.55%	—%	14.73%
2016 (9)	—	$11.88	$—	—%	—%	18.92%

MFS Mid Cap Value Portfolio Service Class:
2018	42	$10.71	$450	0.72%	—%	(11.63)%
2017	33	$12.12	$404	1.09%	—%	13.38%
2016	21	$10.69	$228	0.67%	—%	15.82%
2015 (7)	5	$9.23	$47	0.12%	—%	(8.25)%

MFS New Discovery Service Class:
2018	16	$32.64	$521	—%	—%	(1.72)%
2017	11	$33.21	$357	—%	—%	26.32%
2016	9	$26.29	$229	—%	—%	8.82%
2015	9	$24.16	$206	—%	—%	(2.15)%
2014	6	$24.69	$157	—%	—%	(7.49)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
MFS New Discovery Value Service Class:
2018	7	$12.35	$92	0.25%	—%	(11.02)%
2017	3	$13.88	$38	0.78%	—%	15.00%
2016 (9)	—	$12.07	$6	—%	—%	21.31%

MFS Utilities Service Class:
2018	113	$17.05	$1,924	0.90%	—%	0.77%
2017	90	$16.92	$1,521	4.23%	—%	14.48%
2016	70	$14.78	$1,038	3.69%	—%	11.30%
2015	57	$13.28	$756	4.18%	—%	(14.76)%
2014	32	$15.58	$498	2.09%	—%	12.41%

MidCap Class 1:
2018	42	$85.61	$3,631	0.28%	—%	(6.55)%
2017	39	$91.61	$3,581	0.56%	—%	25.53%
2016	35	$72.98	$2,560	0.42%	—%	10.36%
2015	30	$66.13	$1,979	0.53%	—%	1.64%
2014	24	$65.06	$1,570	0.52%	—%	12.99%

Multi-Asset Income Class 1:
2018	1	$11.08	$16	2.61%	—%	(5.62)%
2017	1	$11.74	$14	2.90%	—%	12.02%
2016 (9)	—	$10.48	$—	—%	—%	4.38%

Neuberger Berman AMT Large Cap Value Class I:
2018	11	$20.14	$215	1.23%	—%	(1.03)%
2017	10	$20.35	$201	0.61%	—%	13.37%
2016	9	$17.95	$161	0.80%	—%	27.40%
2015	10	$14.09	$139	0.81%	—%	(11.83)%
2014	8	$15.98	$126	0.83%	—%	9.83%

Oppenheimer Main Street Small Cap Service Shares:
2018	19	$23.93	$465	0.06%	—%	(10.51)%
2017	18	$26.74	$473	0.66%	—%	13.88%
2016	14	$23.48	$328	0.25%	—%	17.69%
2015	12	$19.95	$244	0.64%	—%	(6.12)%
2014	9	$21.25	$192	0.57%	—%	11.67%

Principal Capital Appreciation Class 1:
2018	88	$12.55	$1,101	1.21%	—%	(3.46)%
2017	76	$13.00	$988	1.38%	—%	20.82%
2016	50	$10.76	$534	1.23%	—%	9.13%
2015 (6)	21	$9.86	$205	0.29%	—%	(0.40)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
Principal LifeTime 2010 Class 1:
2018	6	$19.45	$118	3.07%	—%	(3.86)%
2017	6	$20.23	$119	1.96%	—%	11.40%
2016	13	$18.16	$230	2.06%	—%	5.28%
2015	2	$17.25	$35	2.59%	—%	(1.15)%
2014	—	$17.45	$7	2.25%	—%	4.80%

Principal LifeTime 2020 Class 1:
2018	22	$21.82	$486	2.79%	—%	(5.38)%
2017	24	$23.06	$550	2.00%	—%	15.01%
2016	20	$20.05	$404	1.65%	—%	5.75%
2015	24	$18.96	$464	2.59%	—%	(1.15)%
2014	19	$19.18	$360	2.31%	—%	5.73%

Principal LifeTime 2030 Class 1:
2018	154	$22.19	$3,427	2.40%	—%	(7.04)%
2017	116	$23.87	$2,770	1.61%	—%	18.23%
2016	92	$20.19	$1,855	1.66%	—%	5.87%
2015	66	$19.07	$1,260	2.66%	—%	(1.04)%
2014	42	$19.27	$815	2.30%	—%	6.05%

Principal LifeTime 2040 Class 1:
2018	142	$23.31	$3,321	2.10%	—%	(7.87)%
2017	123	$25.30	$3,110	1.41%	—%	20.71%
2016	105	$20.96	$2,190	1.54%	—%	5.43%
2015	74	$19.88	$1,481	2.47%	—%	(0.85)%
2014	53	$20.05	$1,055	2.05%	—%	6.20%

Principal LifeTime 2050 Class 1:
2018	73	$23.57	$1,724	2.12%	—%	(8.64)%
2017	62	$25.80	$1,595	1.28%	—%	22.16%
2016	48	$21.12	$1,011	1.36%	—%	5.55%
2015	37	$20.01	$740	2.67%	—%	(0.65)%
2014	25	$20.14	$508	2.09%	—%	6.17%

Principal LifeTime 2060 Class 1:
2018	87	$13.69	$1,184	2.15%	—%	(9.22)%
2017	68	$15.08	$1,021	0.90%	—%	22.70%
2016	56	$12.29	$691	1.18%	—%	5.49%
2015	37	$11.65	$434	1.26%	—%	(0.68)%
2014	16	$11.73	$186	0.07%	—%	5.58%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
Principal LifeTime Strategic Income Class 1:
2018	14	$17.50	$240	2.89%	—%	(2.99)
2017	11	$18.04	$201	2.59%	—%	8.74%
2016	7	$16.59	$117	2.90%	—%	4.73%
2015	4	$15.84	$67	3.02%	—%	(0.94)%
2014	3	$15.99	$50	4.46%	—%	4.58%

Putnam VT Growth Opportunities Class IB:
2018	24	$13.47	$324	—%	—%	2.36%
2017	20	$13.16	$257	0.10%	—%	30.95%
2016 (10)	18	$10.05	$179	—%	—%	0.70%

Real Estate Securities Class 1:
2018	51	$73.92	$3,804	1.84%	—%	(4.22)%
2017	47	$77.18	$3,605	1.83%	—%	9.20%
2016	37	$70.68	$2,607	1.47%	—%	5.84%
2015	24	$66.78	$1,626	1.58%	—%	4.21%
2014	15	$64.08	$944	1.54%	—%	32.81%

SAM Balanced Portfolio Class 1:
2018	914	$17.92	$16,372	3.13%	—%	(5.03)%
2017	818	$18.87	$15,444	2.17%	—%	15.20%
2016	703	$16.38	$11,510	2.16%	—%	6.78%
2015	527	$15.34	$8,083	3.08%	—%	(0.78)%
2014	321	$15.46	$4,957	2.77%	—%	6.84%

SAM Conservative Balanced Portfolio Class 1:
2018	229	$17.37	$3,974	3.49%	—%	(3.45)%
2017	196	$17.99	$3,535	2.79%	—%	11.46%
2016	148	$16.14	$2,393	2.49%	—%	6.32%
2015	125	$15.18	$1,891	3.39%	—%	(0.78)%
2014	95	$15.30	$1,458	3.06%	—%	6.25%

SAM Conservative Growth Portfolio Class 1:
2018	1,013	$17.92	$18,153	2.84%	—%	(6.62)%
2017	904	$19.19	$17,345	1.59%	—%	19.71%
2016	724	$16.03	$11,600	1.48%	—%	7.01%
2015	567	$14.98	$8,495	2.28%	—%	(1.06)%
2014	402	$15.14	$6,094	1.90%	—%	7.38%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
SAM Flexible Income Portfolio Class 1:
2018	166	$17.29	$2,876	3.96%	—%	(1.98)%
2017	184	$17.64	$3,251	3.32%	—%	8.42%
2016	139	$16.27	$2,263	3.08%	—%	7.04%
2015	85	$15.20	$1,288	3.14%	—%	(1.30)%
2014	108	$15.40	$1,671	3.29%	—%	6.06%

SAM Strategic Growth Portfolio Class 1:
2018	1,514	$17.67	$26,742	2.43%	—%	(8.59)%
2017	1,339	$19.33	$25,888	1.44%	—%	22.19%
2016	1,182	$15.82	$18,698	1.49%	—%	6.17%
2015	858	$14.90	$12,776	2.34%	—%	(1.59)%
2014	579	$15.14	$8,774	1.55%	—%	8.61%

Short-Term Income Class 1:
2018	142	$13.35	$1,896	2.24%	—%	1.06%
2017	134	$13.21	$1,764	2.15%	—%	2.40%
2016	69	$12.90	$895	2.21%	—%	2.14%
2015	54	$12.63	$682	2.86%	—%	0.72%
2014	50	$12.54	$627	1.80%	—%	1.70%

SmallCap Class 1:
2018	65	$30.14	$1,947	0.32%	—%	(10.88)%
2017	57	$33.82	$1,919	0.38%	—%	12.85%
2016	49	$29.97	$1,470	0.26%	—%	17.39%
2015	39	$25.53	$1,002	0.07%	—%	(0.08)%
2014	12	$25.55	$316	0.30%	—%	4.89%

Templeton Global Bond VIP Class 2:
2018	97	$16.35	$1,589	—%	—%	1.93%
2017	85	$16.04	$1,366	—%	—%	1.91%
2016	57	$15.74	$904	—%	—%	2.94%
2015	47	$15.29	$714	7.50%	—%	(4.32)%
2014	34	$15.98	$538	4.70%	—%	1.85%

TOPS Managed Risk Balanced ETF Class 2:
2018	37	$12.59	$463	1.79%	—%	(6.04)%
2017	32	$13.40	$432	1.60%	—%	10.56%
2016	27	$12.12	$333	1.31%	—%	6.22%
2015	26	$11.41	$297	1.39%	—%	(4.52)%
2014	18	$11.95	$214	1.13%	—%	3.11%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
TOPS Managed Risk Growth ETF Class 2:
2018	135	$13.14	$1,775	1.64%	—%	(8.69)%
2017	126	$14.39	$1,813	1.56%	—%	17.66%
2016	116	$12.23	$1,422	1.59%	—%	5.52%
2015	102	$11.59	$1,185	1.65%	—%	(9.10)%
2014	73	$12.75	$927	1.21%	—%	1.27%

TOPS Managed Risk Moderate Growth ETF Class 2:
2018	63	$13.17	$835	1.75%	—%	(7.19)%
2017	52	$14.19	$745	1.72%	—%	13.79%
2016	43	$12.47	$534	1.62%	—%	6.31%
2015	34	$11.73	$393	1.50%	—%	(6.31)%
2014	23	$12.52	$287	1.11%	—%	2.79%

VanEck Global Hard Assets Class S:
2018	100	$5.06	$506	—%	—%	(28.43)%
2017	94	$7.07	$668	—%	—%	(1.94)%
2016	70	$7.21	$505	0.32%	—%	43.34%
2015	49	$5.03	$244	0.03%	—%	(33.55)%
2014	30	$7.57	$227	—%	—%	(19.38)%

Wanger International:
2018	47	$9.80	$463	2.00%	—%	(17.72)%
2017	19	$11.91	$225	1.28%	—%	32.92%
2016	11	$8.96	$99	1.44%	—%	(1.43)%
2015 (7)	2	$9.09	$21	2.15%	—%	(9.19)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements
December 31, 2018

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the divisions, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the year indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(5)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(6)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(7)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(8)	Commencement of operations, February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(9)	Commencement of operations, May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(10)	Commencement of operations, November 18, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(11)	Commencement of operations, June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(12)	Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(13)	Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through April 26, 2019, and determined no items required recognition or disclosure.

APPENDIX B - Principal National Life Insurance Company Financials

Report of Independent Auditors

The Board of Directors and Stockholder
Principal National Life Insurance Company

We have audited the accompanying financial statements of Principal National Life Insurance Company (the Company), which comprise the statements of financial position as of December 31, 2018 and 2017, and the related statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.
Management’s responsibility for the financial statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditor’s responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal National Life Insurance Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP

April 4, 2019

Princip al National Life Insurance Company
Statements of Financial Position

	December 31,
	2018	2017
	(in thousands)
Assets
Fixed maturities, available-for-sale	$160,175.6	$137,441.3
Policy loans	23,910.0	17,629.3
Total investments	184,085.6	155,070.6
Cash and cash equivalents	37,520.5	13,245.1
Accrued investment income	1,978.7	1,597.5
Premiums due and other receivables	3,419,862.0	2,974,776.0
Goodwill	95.0	95 .0
Other intangibles	1,755.0	1,755.0
Separate account assets	172,374.3	159,393.9
Deferred income tax es	28,598.5	21,313.2
Other assets	408.7	305.0
Total assets	$3,846,678.3	$3,327,551.3
Liabilities
Contractholder funds	$2,046,774.2	$1,880,492.3
Future policy benefits and claims	1,246,614.3	1,003,673.6
Other policyholder funds	123,145.3	87,031.2
Income tax es currently payable	1,749.6	1,619.8
Separate account liabilities	172,374.3	159,393.9
Other liabilities	33,148.1	26,303.6
Total liabilities	3,623,805.8	3,158,514.4
Stockholder's eq uity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by Principal Financial
Group, Inc.)	2,500.0	2,500.0
Preferred stock, par value $1.00 per share - 1.0 million shares authorized, none issued
and outstanding	—	—
Additional paid-in capital	235,195.7	176,404.7
Retained deficit	(13,204.2)	(13,956.1)
Accumulated other comprehensive income (loss)	(1,619.0)	4,088.3
Total stockholder's equity	222,872.5	169,036.9
Total liabilities and stockholder's equity	$3,846,678.3	$3,327,551.3

See accompanying notes.

Principal National Life Insurance Company
Statements of Operations

	For the year ended December 31,
	2018	2017	2016
		(in thousands)
Rev enues
Premiums and other considerations	$7.2	$6.4	$6.6
Fees and other revenues	343.3	258.3	175.7
Net investment income	6,074.2	4,865.9	3,825.2
Net realized capital gains	44.3	—	24 .2
Total revenues	6,469.0	5,130.6	4,031.7
E xpenses
Benefits, claims and settlement ex penses	(0.6)	0.9	0.5
Operating ex penses	3,943.4	3,990.2	3,365.8
Total ex penses	3,942.8	3,991.1	3,366.3
Income before income taxes	2,526.2	1,139.5	665.4
Income tax es	584.0	14,080.9	197.7
Net income (loss)	$1,942.2	$(12,941.4)	$467.7

See accompanying notes.

Principal National Life Insurance Company
Statements of Comprehensiv e Income

	For the year ended December 31,
	2018	2017	2016
		(in thousands)

Net income (loss)	$1,942.2	$(12,941.4)	$467.7
Other comprehensive income (loss):
Net unrealized gains (losses) on available-for-sale securities	(6,587.8)	2,333.8	809.1
Comprehensive income (loss)	$(4,645.6)	$(10,607.6)	$1,276.8

See accompanying notes.

Principal National Life Insurance Company
Statements of Stockholder's Equity

				Accumulated
		Additional		other	Total
	Common	paid-in	Retained	comprehensive	stockholder's
	stock	capital	deficit	income (loss)	equity
			(in thousands)

Balances at January 1, 2016	$ 2,500.0	$ 121,408.2	$ (978.3)	$ 945.4	$ 123,875.3
Capital contributions from parent	—	22,500.0	—	—	22,500.0
Stock-based compensation
and additional related tax benefits	—	3,592.7	(220.7)	—	3,372.0
Net income	—	—	467.7	—	467.7
Other comprehensive income	—	—	—	809.1	809.1
Balances at December 31, 2016	2,500.0	147,500.9	(731.3)	1,754.5	151,024.1
Capital contributions from parent	—	25,000.0	—	—	25,000.0
Stock-based compensation	—	3,903.8	(283.4)	—	3,620.4
Net loss	—	—	(12,941.4)	—	(12,941.4)
Other comprehensive income	—	—	—	2,333.8	2,333.8
Balances at December 31, 2017	2,500.0	176,404.7	(13,956.1)	4,088.3	169,036.9
Capital contributions from parent	—	55,000.0	—	—	55,000.0
Stock-based compensation	—	3,791.0	(309.8)	—	3,481.2
Effects of implementation of
accounting change related to the
reclassification of certain tax
effects, net		—	(880.5)	880.5	—
Net income	—	—	1,942.2	—	1,942.2
Other comprehensive loss	—	—	—	(6,587.8)	(6,587.8)
Balances at December 31, 2018	$ 2,500.0	$ 235,195.7	$ (13,204.2)	$ (1,619.0)	$ 222,872.5

See accompanying notes.

Principal National Life Insurance Company
Statements of Cash Flow s

	For the year ended December 31,
	2018	2017	2016
		(in thousands)
Operating activities
Net income (loss)	$1,942.2	$(12,941.4)	$467.7
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net realized capital gains	(44.3)	—	(24.2)
Stock-based compensation	3,481.2	3,620.4	3,372.0
Changes in:
Accrued investment income	(381.2)	(239.3)	(275.2)
Premiums due and other receivables	(445,086.0)	(452,205.9)	(354,237.7)
Future policy benefits and claims	102,052.3	82,581.5	67,928.7
Current and deferred income taxes (benefits)	(4,523.8)	9,012.7	(5,289.9)
Other assets and liabilities	6,740.7	9,375.0	3,090.7
Other	(14.1)	(15.5)	(17.6)
Net adjustments	(337,775.2)	(347,871.1)	(285,453.2)
Net cash used in operating activities	(335,833.0)	(360,812.5)	(284,985.5)
Inv esting activities
Available-for-sale securities:
Purchases	(32,575.9)	(17,550.4)	(21,544.7)
Sales	1,488.6	—	1,926.5
Maturities	72.4	72.4	59 .6
Net change in other investments	(7,161.2)	(1,751.2)	(5,888.0)
Net cash used in investing activities	(38,176.1)	(19,229.2)	(25,446.6)
Financing activities
Investment contract deposits	412,749.8	393,831.4	305,125.6
Investment contract withdrawals	(69,465.3)	(24,703.1)	(19,341.7)
Capital contributions from parent	55,000.0	25,000.0	22,500.0
Ex cess tax benefits from share-based payment arrangements	—	—	459.1
Net cash provided by financing activities	398,284.5	394,128.3	308,743.0
Net increase (decrease) in cash and cash equivalents	24,275.4	14,086.6	(1,689.1)
Cash and cash equivalents at beginning of year	13,245.1	(841.5)	847.6
Cash and cash equivalents at end of year	$37,520.5	$13,245.1	$(841.5)

Supplemental information:
Cash paid for income taxes	$5,877.2	$5,068.2	$4,645.8

See accompanying notes.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2018
(in thousands)

1. Nature of Operations and Significant Accounting Policies

Descrip tion of Business

     Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG ”), our ultimate parent. We are a life insurance company licensed in 49 states currently selling traditional term, universal life, variable universal life and indexed universal life insurance products.

Basis of Presentation

     The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

     Certain reclassifications have been made to deferred income tax liabilities related to policy loans to conform to the December 31, 2018, presentation. See Note 5, Income Taxes, under the caption “Net Deferred Income Taxes” for further details.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

Recent Accounting Pronouncements

Effect on our financial
			Date of	statements or other significant
Description			adoption	matters
Standards not yet adopted:
Targeted improv ements to the accounting for long-duration			January 1,	Our implementation and
insurance contracts			2021	evaluation process to date
This authoritative guidance updates certain requirements in the				includes, but is not limited to,
accounting for long-duration insurance and annuity contracts.				identifying and documenting
contracts and contract features in
1	.	The assumptions used to calculate the liability for future policy		scope of the guidance; identifying
		benefits on traditional and limited-payment contracts will be		the actuarial models, systems and
		reviewed and updated periodically. Cash flow assumptions		processes to be updated; and
		will be reviewed at least annually and updated when necessary		evaluating our systems solutions
		with the impact recognized in net income. Discount rate		for implementing the new
		assumptions are prescribed as the current upper-medium grade		guidance. As we progress through
		(low credit risk) fixed income instrument yield and will be		our implementation, we will be
		updated quarterly with the impact recognized in other		able to better assess the impact to
		comprehensive income (“OCI”).		our financial statements;
2	.	Market risk benefits, which are certain market-based options		however, we expect this guidance
		or guarantees associated with deposit or account balance		to significantly change how we
		contracts, will be measured at fair value. The periodic change		account for many of our
		in fair value related to instrument-specific credit risk will be		insurance and annuity products.
recognized in OCI while the remaining change in fair value
will be recognized in net income.
3	.	Deferred acquisition costs (“DAC”) for all insurance and
annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4	.	Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other
account balances and disclosures about significant inputs,
judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts.
An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

E ffect on our financial
	Date of	statements or other significant
Description	adoption	matters
Goodwill imp airment testing	January 1,	We are currently evaluating the
This authoritative guidance simplifies how an entity is required to test	2020	impact this guidance will have on
goodwill for impairment by eliminating Step 2 (which measures a		our financial statements, but do
goodwill impairment loss by comparing the implied fair value of a		not expect it to have a material
reporting unit’s goodwill to the carrying amount of that goodwill) from		impact on our financial
the goodwill impairment test. A goodwill impairment loss will be the		statements. We expect the
amount by which a reporting unit’s carrying value exceeds its fair value,		guidance will reduce complexity
not to exceed the carrying amount of goodwill. Entities will continue to		and costs associated with
have the option to perform a qualitative assessment to determine if a		performing a Step 2 test, should
quantitative impairment test is necessary. Early adoption is permitted.		one be needed in the future.
However, the impact on the
outcome of any such future
impairment assessment will be
dependent on modeling factors
that are not currently
determinable.

Standards adopted:
Reclassification of certain tax effects from accumulated other	January 1,	The effective date of the
comprehensive income	2018	guidance was January 1, 2019;
This authoritative guidance permits a reclassification from accumulated		however, we elected to early
other comprehensive income (“AOCI”) to retained earnings for the		adopt the guidance. The
stranded tax effects resulting from U.S. tax legislation enacted on		guidance was applied at the
December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs		beginning of the period of
Act’’ (‘‘U.S. tax reform ’’). The amount of that reclassification includes		adoption and comparative
the change in corporate income tax rate, as well as an election to include		periods were not restated. We
other income tax effects related to the application of U.S. tax reform .		reclassified the stranded tax
The guidance also requires disclosures about stranded tax effects.		effects in AOCI resulting from
U.S. tax reform, which includes
the change in corporate income
tax rate and an election to
reclassify the tax effects of the
one-time deemed repatriation
tax . A reclassification of
$880.5 was recorded as an
increase to AOCI and a
decrease to retained earnings.

Rev enue recognition	January 1,	We adopted the guidance using
This authoritative guidance replaces all general and most industry	2018	the modified retrospective
specific revenue recognition guidance currently prescribed by U.S.		approach, with no cumulative
GAAP. The core principle is that an entity recognizes revenue to reflect		effect to be recognized at the date
the transfer of a promised good or service to customers in an amount		of initial application. The
that reflects the consideration to which the entity expects to be entitled		guidance did not have a material
in exchange for that good or service. This guidance also provides		impact on our financial
clarification on when an entity is a principal or an agent in a transaction.		statements.
In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1)
retrospectively to each prior reporting period presented, or (2)
retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

E ffect on our financial
	Date of	statements or other significant
Description	adoption	matters
Nonfinancial asset derecognition and partial sales of nonfinancial	January 1,	The guidance did not have a
assets	2018	material impact on our financial
This authoritative guidance clarifies the scope of the recently		statements.
established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

E mployee share-based payment accounting	January 1,	The guidance was adopted
This authoritative guidance changes certain aspects of accounting for	2017	prospectively as indicated by the
and reporting share-based payments to employees including changes		guidance for each area of change
related to the income tax effects of share-based payments, tax		and did not have a material
withholding requirements and accounting for forfeitures. Various		impact on our financial
transition methods will apply depending on the situation being		statements.
addressed.

     When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

     The preparation of our financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes. The most critical estimates include those used in determining:

the fair value of investments in the absence of quoted market values; investment impairments and valuation allowances; the measurement of goodwill and indefinite lived intangible assets and related impairments, if any; the liability for future policy benefits and claims and accounting for income taxes and the valuation of deferred tax assets.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance industry; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equiv alents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

     Fixed maturities include bonds and asset-backed securities (“ABS”). We classify our fixed maturities as available-for-sale and, accordingly, carry them at fair value. See Note 8, Fair Value Measurements, for methodologies related to the determination of fair value. We determine the appropriate classification of fixed maturity securities at the time of purchase. Unrealized gains and losses related to available-for-sale securities are reflected in stockholder’s equity, net of adjustments for income taxes.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

     The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. In addition to realized capital gains and losses on investment sales, impairments in value deemed to be other than temporary are reported in net income as a component of net realized capital gains (losses). Interest income, as well as the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

     Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In addition to realized capital gains and losses on investment sales, we report other-than-temporary impairments of securities and subsequent realized recoveries in net realized capital gains (losses).

Policy loans are reported at cost.

Premiums Due and Other Receiv ables

     Premiums due and other receivables consist primarily of the estimated reinsurance receivable for the ceding of business to Principal Life Insurance Company (“Principal Life”).

Contractholder and Policyholder Liabilities

     Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for universal life, variable universal life, indexed universal life and term life insurance.

     Contractholder funds consist entirely of the account balance that accrues to the benefit of the policyholders for universal life, variable universal life and indexed universal life insurance. The account balance reflects the cumulative deposits less charges plus credited interest.

     Incurred claim liability adjustments relating to prior years, which affected current operations during 2018, 2017 and 2016, resulted in part from changes in the estimates for incurred but not reported (“IBNR”) claims. Historical trends have been considered in establishing the current year IBNR liability. The claim liability also includes reported claims that are in course of settlement and claims that are due and unpaid. As of December 31, 2018 and 2017, unpaid claim liabilities were $33,648.3 and $26,976.3, respectively, which were 100% reinsured to Principal Life.

     Future policy benefits include additional reserves on contracts where benefit features result in gains in early years followed by losses in later years and for universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features. It also includes waiver active and disabled reserves for universal life, variable universal life, indexed universal life and term insurance.

     Reserves for nonparticipating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

     Other policyholder funds consist of unearned revenue liabilities for front-end fees and return of cost of insurance ("COI") charges for universal life, variable universal life and indexed universal life insurance, and advanced premiums for term life insurance. These are paid in advance for services that will be rendered over the estimated lives of the policies and contracts. The payments are established as unearned revenue liabilities upon receipt and are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

Reinsurance

     We enter into reinsurance agreements with Principal Life in the normal course of business. We assume reinsurance from and cede reinsurance to Principal Life. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums, fees and expenses are reported net of reinsurance ceded. The effects of reinsurance on premiums and other considerations, fees and other revenues and policy and contract benefits were as follows:

	For the year ended December 31,
	2018	2017	2016
Premiums and other considerations:
Direct	$325,453.2	$277,905.7	$224,277.6
Assumed	7.2	6.4	6.6
Ceded	(325,453.2)	(277,905.7)	(224,277.6)
Net premiums and other considerations	$7.2	$6.4	$6.6
Fees and other revenues:
Direct	$230,329.6	$221,253.2	$180,204.8
Ceded	(229,986.3)	(220,994.9)	(180,029.1)
Net fees and other revenues	$343.3	$258.3	$175.7
Benefits, claims and settlement ex penses:
Direct	$484,899.0	$413,388.0	$328,753.1
Assumed	0.5	0.1	0.5
Ceded	(484,900.1)	(413,387.2)	(328,753.1)
Net benefits, claims and settlement expenses	$(0.6)	$0.9	$0.5

     Principal Life pays us a reinsurance expense allowance for its proportionate share of commissions and other policy expenses. The expense allowance is a reduction to operating expenses and was $291,217.2, $286,898.8 and $236,200.1, for the years ended December 31, 2018, 2017 and 2016, respectively. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2018 and 2017, our exposure to Principal Life in our individual life insurance business was $245,166,277.3 and $211,213,025.9 of life insurance in force, representing 99.9% and 99.9% of total net individual life insurance in force, respectively.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

     Traditional individual life insurance products include those products with fix ed and guaranteed premiums and benefits and consist of term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

     Universal life, variable universal life and indexed universal life products are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for these products consist of policy charges for COI, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Separate Accounts

     The separate account assets are legally insulated and are not subject to claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity investments and are presented as a summary total within the statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the statements of operations.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

Income Taxes

     Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of tax able income or operating losses. We are tax ed at corporate rates on taxable income based on ex isting tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating losses and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

Goodwill and Other Intangibles

     We recorded goodwill at the time or our acquisition by PFS equal to the cost paid by PFS in excess of the fair value of our net tangible assets. Goodwill is not amortized. Rather, goodwill is tested for impairment during the third quarter each year or more frequently if events or changes in circumstances indicate that the asset might be impaired.

     Other intangibles consist of values assigned to state licenses to sell insurance that were obtained at the time of acquisition. State licenses do not expire and have therefore been determined to have indefinite lives. Other intangibles are tested for impairment during the third quarter each year or more frequently if events or changes in circumstances indicate that the asset might be impaired.

2. Related Party Transactions

Expense Reimbursements

     We have entered into various related party transactions with affiliates. During the years ended December 31, 2018, 2017 and 2016, we received $15,661.9, $8,883.8 and $5,718.0, respectively, of expense reimbursements related to these agreements. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $147.4, $125.0 and $100.4 during the years ended December 31, 2018, 2017 and 2016, respectively.

Cash Advance Agreement

     We are party to a cash advance agreement with PFS, which allows us to pool our available cash with affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $20,000.0, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to ex ceed $20,000.0, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable of $35.9 and $13.9 as of December 31, 2018 and 2017, respectively. We earned interest of $324.9, $84.8 and $60.6 during 2018, 2017 and 2016, respectively, related to the cash advance agreement.

Reinsurance

     We assume reinsurance from Principal Life. Under this agreement, policy reserves assumed were $7.0 and $6.5 as of December 31, 2018 and 2017, respectively.

     We are a direct writer of life insurance policies and entered into a reinsurance transaction with Principal Life. Reinsurance premiums and other fees, ex penses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Under this agreement, we had a ceded reinsurance net asset of $3,399,153.4 and $2,975,270.3 as of December 31, 2018 and 2017,

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

respectively. We are contingently liable with respect to reinsurance ceded in the event Principal Life is unable to meet the obligations it has assumed. As of December 31, 2018, and 2017 we had a $2,979,295.2 and $2,625,335.5 recoverable from Principal Life, respectively.

     See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Reinsurance” for direct, ceded and assumed amounts included in the statements of operations.

Benefit Plans

     PFG provides defined benefit pension plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an ex pense allocation agreement. Our allocated share of these benefits was $7,605.8 and $7,434.7 in 2018 and 2017, respectively.

     PFG provides qualified and non-qualified defined contribution and non-qualified deferred compensation plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an ex pense allocation agreement. Our allocated share of these benefits was $4,240.3 and $5,005.7 in 2018 and 2017, respectively.

3. Goodwill and Other Intangibles

     We had goodwill of $95.0 as of both December 31, 2018 and 2017, and indefinite lived intangible assets of $1,755.0 as of both December 31, 2018 and 2017. The indefinite lived intangible assets consist of state licenses to sell insurance, which do not expire.

4. Investments

Fixed Maturities

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities securities available-for-sale were as follows:

		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
December 31, 2018
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 10,022.4	$ —	$ 151.7	$ 9,870.7
States and political subdivisions	44,973.5	1,273.5	330.7	45,916.3
Corporate	94,057.6	520.9	3,408.6	91,169.9
Commercial mortgage-backed securities	11,172.5	105.1	57.6	11,220.0
Other debt obligations	1,999.0	—	0.3	1,998.7
Total fix ed maturities, available-for-sale	$ 162,225.0	$ 1,899.5	$ 3,948.9	$ 160,175.6
December 31, 2017
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 10,029.9	$ —	$ 59.6	$ 9,970.3
States and political subdivisions	33,881.3	2,216.2	—	36,097.5
Corporate	79,146.2	3,976.0	12.4	83,109.8
Commercial mortgage-backed securities	8,094.3	169.4	—	8,263.7
Total fix ed maturities, available-for-sale	$ 131,151.7	$ 6,361.6	$ 72.0	$ 137,441.3

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

     The amortized cost and fair value of fix ed maturities available-for sale as of December 31, 2018, by expected maturity, were as follows:

	Amortized cost	Fair value

Due in one year or less	$ —	$ —
Due after one year through five years	46,338.5	46,635.6
Due after five years through ten years	42,139.6	42,075.4
Due after ten years	60,575.4	58,245.9
Subtotal	149,053.5	146,956.9
Mortgage-backed and other asset-backed securities	13,171.5	13,218.7
Total	$ 162,225.0	$ 160,175.6

     Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2018	2017	2016

Fixed maturities, available-for-sale	$ 5,869.8	$ 4,905.3	$ 3,861.3
Policy loans	0.1	0.8	3.5
Cash and cash equivalents	360.3	86.0	61.2
Other	(0.2)	(0.2)	(0.4)
Total	6,230.0	4,991.9	3,925.6
Investment ex penses	(155.8)	(126.0)	(100.4)
Net investment income	$ 6,074.2	$ 4,865.9	$ 3,825.2

Net Realized Capital Gains

     Net realized capital gains on sales of fixed maturities available-for-sale were $44.3, $0.0 and $24.2 for the years ended December 31, 2018, 2017 and 2016, respectively.

     Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,488.6, $0.0 and $1,926.5 in 2018, 2017 and 2016, respectively.

Other-Than-Temporary Impairments

     We have a process in place to identify fixed maturity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

     Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value ex ists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the ex pected cash flows; (5) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may ex tend to maturity. To the ex tent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized. We did not recognize any other-than-temporary impairments as of December 31, 2018 and 2017.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

Gross Unrealized Losses for Fixed Maturities

     For fixed maturities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in other comprehensive income, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2018
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	v alue	losses	value	losses	value	losses
Fixed maturities, available-for-sale:
U.S. government and agencies	$ —	$ —	$ 9,870.7	$ 151.7	$ 9,870.7	$ 151.7
States and political subdivisions	10,733.1	330.7	—	—	10,733.1	330.7
Corporate	47,725.3	2,624.8	8,213.2	783.8	55,938.5	3,408.6
Commercial mortgage-backed securities	—	—	3,979.8	57.6	3,979.8	57.6
Other debt obligations	1,998.7	0.3	—	—	1,998.7	0.3
Total fix ed maturities, available-for-sale	$ 60,457.1	$ 2,955.8	$ 22,063.7	$ 993.1	$ 82,520.8	$ 3,948.9

     Our portfolio consists of available-for-sale fixed maturities where 100% were investment grade (rated AAA through BBB-) with an average price of 99 (carrying value/amortized cost) as of December 31, 2018. Gross unrealized losses in our fix ed maturities portfolio increased during the year ended December 31, 2018, primarily due to changes in market interest rates and changes in credit spreads.

     For those securities that had been in a continuous unrealized loss position for less than twelve months, our portfolio held 43 securities reflecting an average price of 95 as of December 31, 2018. Of this portfolio, 100% was investment grade (rated AAA through BBB-) as of December 31, 2018.

     For those securities that had been in a continuous unrealized loss position for greater than or equal to twelve months, our portfolio held 9 securities reflecting an average price of 96 as of December 31, 2018. Of this portfolio, 100% was investment grade (rated AAA through BBB-) as of December 31, 2018.

     Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2018.

December 31, 2017
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 9,970.3	$ 59.6	$ —	$ —	$ 9,970.3	$ 59 .6
Corporate	2,037.9	12.4	—	—	2,037.9	12 .4
Total fix ed maturities, available-for-sale	$ 12,008.2	$ 72.0	$ —	$ —	$ 12,008.2	$ 72 .0

     Our portfolio consists of available-for-sale fixed maturities where 100% were investment grade (rated AAA through BBB-) with an average price of 99 as of December 31, 2017. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2017, primarily due to changes in market interest rates and changes in credit spreads.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

     For those securities that had been in a continuous unrealized loss position for less than twelve months, our portfolio held 3 securities reflecting an average price of 99 as of December 31, 2017. Of this portfolio, 100% was investment grade (rated AAA through BBB-) as of December 31, 2017.

     Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2017.

Net Unrealized Gains on Av ailable-for-Sale Securities

     The net unrealized gains on investments in fix ed maturities available-for-sale are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains on available-for-sale securities was as follows:

		December 31,
		2018	2017

Net unrealized gains (losses) on fixed maturities, available-for-sale		$ (2,049.4)	$ 6,289.6
Provision for deferred income tax benefits (taxes)		430.4	(2,201.3)
Net unrealized gains (losses) on available-for-sale securities		$ (1,619.0)	$ 4,088.3

5. Income Taxes

Income Tax Expense

Our income taxes were as follows:

	For the year ended December 31,
	2018	2017	2016
Current income taxes:
U.S. federal	$ 6,006.9	$ 5,131.1	$ 5,057.3
State	111.2	—	—
Total current income tax es	6,118.1	5,131.1	5,057.3
Deferred income taxes (benefits):
U.S. federal	(5,534.1)	(5,259.0)	(4,859.6)
U.S. tax reform	—	14,208.8	—
Total deferred income taxes (benefits)	(5,534.1)	8,949.8	(4,859.6)
Total income taxes	$ 584.0	$ 14,080.9	$ 197.7

     U.S. tax reform made broad and complex changes to the U.S. Internal Revenue Code applicable to us. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. statutory tax rate from 35% to 21% on our deferred balances as of December 31, 2017.

     The effects of tax legislation on deferred tax es are recognized in the period of enactment. The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the United States Securities and Ex change Commission's Staff Accounting Bulletin No. 118 ("SAB 118"). The provisional amount was primarily associated with limited and changing technical tax guidance. Further, the provisional amount also applies in regard to other potential technical interpretations of accounting and tax ing authorities related to elements of the U.S. tax reform subject to change. The provisional amount of $14,208.8 reported in 2017 reflects the SAB 118 final determination within the required one-year measurement period.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

Effectiv e Income Tax Rate

     Our provision for income taxes may not have the customary relationship of tax es to income. A reconciliation between the U.S. corporate income tax rate and the effective tax rate is as follows:

	For the year ended December 31,
	2018	2017	2016

U.S. corporate tax rate	21%	35%	35%
Valuation allowance	15	—	—
State income tax es	3	—	—
Disallowed ex penses	2	—	—
Stock options	(10)	(26)	26
Dividends received deduction	(6)	(20)	(26)
Foreign tax credit	(2)	—	(5)
U.S. tax reform	—	1,247	—
Effective income tax rate	23%	1,236%	30%

Our income before income tax es is from domestic operations. We have no foreign operations.

Unrecognized Tax Benefits

     As of December 31, 2018 and 2017, we did not have any unrecognized tax benefits. We recognize interest and penalties related to uncertain tax positions in operating ex penses. As of both December 31, 2018 and 2017, we did not recognize accumulated pre-tax interest and penalties related to unrecognized tax benefits.

Net Deferred Income Taxes

     Deferred income tax es reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income tax es were as follows:

	December 31,
	2018	2017

Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$ 430.4	$ —
Stock based compensation	17.3	(45 .5)
Deferred acquisition costs	28,633.6	23,151.0
Other deferred income tax assets	252.7	—
Valuation allowance	(246.1)	—
Total deferred income tax assets	29,087.9	23,105.5
Deferred income tax liabilities:
Net unrealized gains on available-for-sale securities	—	(1,320.8)
Intangible assets	(368.9)	(368.9)
Other deferred income tax liabilities	(120.5)	(102.6)
Total deferred income tax liabilities	(489.4)	(1,792.3)
Total net deferred income tax assets	$ 28,598.5	$ 21,313.2

     As of December 31, 2018, charitable contributions of $1.2 million were limited under the Internal Revenue Code and were not deductible in the year generated. These contributions will be carried forward, portions of which ex pire during years 2020-2023. We maintain a valuation allowance against the deferred income tax assets associated with the charitable contributions of $246.1, as utilization of these income tax benefits within the carryforward period fail the more likely than not criteria. In management’s judgment, the remaining deferred income tax assets are more likely than not to be realized; therefore, no additional valuation allowance has been provided for the related deferred income tax assets.

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

6. Contingencies

     We are not aware of any material contingencies. It is possible we could be involved in legal and regulatory actions in the ordinary course of business. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could result in losses or require us to establish accruals.

7. Stockholder's Equity

Other Comprehensiv e Income (Loss)

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax

Net unrealized losses on available-for-sale securities during the period	$(8,294.7)	$1,741.9	$(6,552.8)
Reclassification adjustment for gains included in net income	(44.3)	9.3	(35.0)
Net unrealized losses on available-for-sale securities	(8,339.0)	1,751.2	(6,587.8)
Other comprehensive loss	$(8,339.0)	$1,751.2	$(6,587.8)

	For the year ended December 31, 2017
	Pre-Tax	Tax	After-Tax

Net unrealized gains on available-for-sale securities during the period	$3,590.5	$(1,256.7)	$2,333.8
Net unrealized gains on available-for-sale securities	3,590.5	(1,256.7)	2,333.8
Other comprehensive income	$3,590.5	$(1,256.7)	$2,333.8

	For the year ended December 31, 2016
	Pre-Tax	Tax	After-Tax

Net unrealized gains on available-for-sale securities during the period	$1,268.9	$(444.1)	$824.8
Reclassification adjustment for gains included in net income	(24.2)	8.5	(15.7)
Net unrealized gains on available-for-sale securities	1,244.7	(435.6)	809.1
Other comprehensive income	$1,244.7	$(435.6)	$809.1

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

Accumulated Other Comprehensiv e Income

     A rollforward of accumulated other comprehensive income consisting entirely of net unrealized gains/(losses) on available-for-sale securities, was as follows:

	Net unrealized		Accumulated
	gains (losses) on		other
	av ailable-for-sale		comprehensive
	securities		income (loss)

Balances at January 1, 2016	$945.4		$945.4
Other comprehensive income during the period, net of adjustments	824.8		824.8
Amounts reclassified to AOCI	(15.7)		(15.7)
Other comprehensive income	809.1		809.1
Balances at December 31, 2016	1,754.5		1,754.5
Other comprehensive income during the period, net of adjustments	2,333.8		2,333.8
Other comprehensive income	2,333.8		2,333.8
Balances at December 31, 2017	4,088.3		4,088.3
Other comprehensive loss during the period, net of adjustments	(6,552.8)		(6,552.8)
Amounts reclassified to AOCI	(35.0)		(35.0)
Other comprehensive loss	(6,587.8)		(6,587.8)
Effects of implementation of accounting change related to the reclassification of certain
tax effects, net	880.5		880.5
Balances at December 31, 2018	$(1,619.0	) $	(1,619.0)

Div idend Limitations

     Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“Commissioner”) to pay a stockholder dividend or make any other distribution if such distribution would ex ceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in ex cess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that ex ceed the greater of (i) 10% of our statutory policyholder surplus as the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2018 statutory results, we cannot pay stockholder dividends in 2019 without exceeding the statutory limitation.

We did not pay any dividends during 2018 or 2017.

Additional Paid-In Capital

     The expenses related to stock based compensation issued by PFG are allocated to all of its subsidiaries. The allocation of equity awards, which amounted to $3,791.0, $3,903.8 and $3,592.7 for the years ended December 31, 2018, 2017 and 2016, respectively, are not settled in cash and, therefore, are reported as equity.

8. Fair Value Measurements

     We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an ex it price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

Lev el 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets include highly liquid U.S. Treasury bonds and mutual funds in our separate accounts.

Lev el 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets primarily include fix ed maturity securities.

Lev el 3 – Fair values are based on at least one significant unobservable input for the asset or liability. We have no Level 3 assets and liabilities recorded at fair value.

Determination of Fair Value

     The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

     Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with ex ternal sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2018.

Fixed Maturities

     Fixed maturities include bonds and ABS. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds.

     When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services are generally reflected in Level 2.

     If we are unable to price a fix ed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available, which are reflected in Level 3. These models primarily use projected cash flows discounted using a rate derived from market interest rate curves and relevant risk spreads.

     The primary inputs, by asset class, for valuations of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

     U.S. Government and Agencies. Inputs include recently ex ecuted market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

     States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

     Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer.

     Commercial Mortgage-Backed Securities and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral. Other inputs include market indices and recently executed market transactions.

Separate Account Assets

     Separate account assets include mutual funds. Fair values are determined using quoted prices in active markets for identical assets, which are reflected in Level 1. Separate account assets also include money market instruments. Because of the highly liquid nature of these assets, carrying amounts may be used to approx imate fair values, which are reflected in Level 2.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	As of December 31, 2018
Assets/
	(liabilities)	Fair value hierarchy level
measured at
	fair value	Level 1	Level 2	Level 3
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 9,870.7	$ 9,870.7	$ —		$—
States and political subdivisions	45,916.3	—	45,916.3		—
Corporate	91,169.9	—	91,169.9		—
Commercial mortgage-backed securities	11,220.0	—	11,220.0		—
Other debt obligations	1,998.7	—	1,998.7		—
Total fix ed maturities, available-for-sale	160,175.6	9,870.7	150,304.9		—
Separate account assets	172,374.3	166,317.6	6,056.7		—
Total assets	$ 332,549.9	$ 176,188.3	$ 156,361.6		$—

	As of December 31, 2017
Assets/
	(liabilities)	Fair value hierarchy level
measured at
	fair value	Level 1	Level 2	Level 3
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 9,970.3	$ 9,970.3	$ —		$—
States and political subdivisions	36,097.5	—	36,097.5		—
Corporate	83,109.8	—	83,109.8		—
Commercial mortgage-backed securities	8,263.7	—	8,263.7		—
Total fix ed maturities, available-for-sale	137,441.3	9,970.3	127,471.0		—
Separate account assets	159,393.9	159,393.9	—		—
Total assets	$ 296,835.2	$ 169,364.2	$ 127,471.0		$—

Principal National Life Insurance Company
Notes to Financial Statements – (continued)
December 31, 2018
(in thousands)

Transfers

Transfers of assets measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Lev el 1 into	of Lev el 1 into	of Lev el 2 into	of Level 2 into	of Level 3 into	of Lev el 3 into
	Lev el 2	Lev el 3	Lev el 1	Level 3	Level 1	Lev el 2

Assets
Separate account assets	$5,723.4	$—	$—	$—	$—	$—

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

     Separate account assets transferred from Level 1 to Level 2 during 2018, primarily included money market instruments as a result of additional analysis to clarify the source of the price.

We did not have any transfers between fair value hierarchy levels during 2017.

Financial Instruments Not Reported at Fair Value

     The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

				December 31, 2018
				Fair v alue hierarchy level
	Carrying amount	Fair v alue		Lev el 1	Lev el 2	Lev el 3
Assets
Policy loans	$23,910.0	$27,651.5	$	— $	— $	27,651.5
Cash and cash equivalents	37,520.5	37,520.5		37,520.5	—	—

				December 31, 2017
				Fair v alue hierarchy level
	Carrying amount	Fair v alue		Lev el 1	Lev el 2	Lev el 3
Assets
Policy loans	$17,629.3	$21,015.5	$	— $	— $	21,015.5
Cash and cash equivalents	13,245.1	13,245.1		13,245.1	—	—

9. Statutory Insurance Financial Information

     We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

     Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018, we met the minimum RBC requirements.

Principal National Life Insurance Company Notes to Financial Statements – (continued) December 31, 2018 (in thousands)

Statutory net loss and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2018	2017	2016

Statutory net loss	$ (3,576.8)	$ (3,899.1)	$ (4,414.0)
Statutory capital and surplus	205,183.3	148,871.5	127,875.9

10. Subsequent Event

     We have evaluated subsequent events through April 4, 2019, which was the date our financial statements were issued. On February 28, 2019, we received a $6,250.0 capital contribution from our parent, PFS.